Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 92.3%

	Asset Backed Securities — 2.7%
250,000	522 Funding CLO I, Ltd., Series 2019-1A, Class E, 5.95% (3 mo. USD LIBOR plus 7.34%), due 01/15/33† 144A	247,483
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.22% (1 mo. USD LIBOR plus 0.43%), due 12/25/35†	1,061,032
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 5.40% (3 mo. USD LIBOR plus 3.40%), due 04/17/29† 144A	249,446
965,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	979,485
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 2.07% (1 mo. USD LIBOR plus 0.28%), due 07/25/36†	1,126,754
773,443	Asset Backed Securities Corp. Home Equity Loan Trust Series RFC, Series 2007-HE1, Class A4, 1.93% (1 mo. USD LIBOR plus 0.14%), due 12/25/36†	752,574
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 4.84% (3 mo. USD LIBOR plus 2.95%), due 08/05/27† 144A	404,474
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 5.77% (3 mo. USD LIBOR plus 3.80%), due 01/20/29† 144A	249,973
250,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 2.95% (3 mo. USD LIBOR plus 1.05%), due 11/20/28† 144A	250,008
790,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	797,273
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	395,269
660,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 2.96% (3 mo. USD LIBOR plus 1.05%), due 05/15/31† 144A	657,730
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 7.97% (3 mo. USD LIBOR plus 6.00%), due 04/20/29† 144A	589,555
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	202,421
330,000	Cent CLO, Ltd., Series 2015-24A, Class CR, 5.15% (3 mo. USD LIBOR plus 3.15%), due 10/15/26† 144A	325,502
604,500	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	620,800
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 7.62% (3 mo. USD LIBOR plus 5.65%), due 07/20/28† 144A	241,743
248,340	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	254,071
305,000	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, due 10/20/49 144A	305,639
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	666,675
772,926	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42	783,524
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	226,941
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 3.16% (3 mo. USD LIBOR plus 1.25%), due 05/15/30† 144A	260,232
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 6.95% (3 mo. USD LIBOR plus 4.95%), due 04/15/31† 144A	235,359
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 5.95% (3 mo. USD LIBOR plus 3.95%), due 04/17/30† 144A	250,361
417,552	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.06% (1 mo. USD LIBOR plus 0.27%), due 07/25/37†	408,763
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 10.11% (3 mo. USD LIBOR plus 8.20%), due 01/20/33† 144A	263,780
499,932	Invitation Homes Trust, Series 2018-SFR1, Class E, 3.74% (1 mo. USD LIBOR plus 2.00%), due 03/17/37† 144A	501,161

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
1,190,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	1,200,258
383,046	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 3.25% (3 mo. USD LIBOR plus 1.30%), due 12/27/38†	365,716
250,000	KKR CLO, Ltd., Series 11, Class AR, 3.18% (3 mo. USD LIBOR plus 1.18%), due 01/15/31† 144A	248,881
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 7.47% (3 mo. USD LIBOR plus 5.50%), due 10/20/28† 144A	230,244
325,327	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59†† 144A	329,269
360,000	Madison Park Funding CLO XXVI, Ltd., Series 2007-4A, Class AR, 3.13% (3 mo. USD LIBOR plus 1.20%), due 07/29/30† 144A	360,022
217,950	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	222,058
217,950	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	223,769
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 5.20% (3 mo. USD LIBOR plus 3.30%), due 01/20/33† 144A	250,612
1,309,823	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,356,649
575,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	599,175
250,000	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER, 8.50% (3 mo. USD LIBOR plus 6.55%), due 04/22/29† 144A	248,882
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 7.17% (3 mo. USD LIBOR plus 5.20%), due 10/20/27† 144A	242,704
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 5.75% (3 mo. USD LIBOR plus 3.80%), due 04/22/30† 144A	237,909
250,000	Octagon Investment Partners CLO XXIII, Ltd., Series 2015-1A, Class ER, 7.75% (3 mo. USD LIBOR plus 5.75%), due 07/15/27† 144A	243,493
250,000	OHA Loan Funding CLO, Ltd., Series 2015-1A, Class DR2, 5.85% (3 mo. USD LIBOR plus 4.00%), due 11/15/32† 144A	250,187
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	284,092
530,000	OZLM VII CLO, Ltd., Series 2014-7RA, Class CR, 5.00% (3 mo. USD LIBOR plus 3.00%), due 07/17/29† 144A	502,371
750,000	OZLM XII CLO, Ltd., Series 2015-12A, Class CR, 4.94% (3 mo. USD LIBOR plus 3.00%), due 04/30/27† 144A	720,052
706,063	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	735,907
250,000	PPM CLO 3, Ltd., Series 2019-3A, Class A, 3.40% (3 mo. USD LIBOR plus 1.40%), due 07/17/30† 144A	250,388
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.18% (3 mo. USD LIBOR plus 3.25%), due 06/22/30† 144A	166,453
255,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32†	252,788
110,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33†	109,172
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 3.40% (3 mo. USD LIBOR plus 1.40%), due 04/15/32† 144A	358,775
250,000	Symphony CLO IX, LP, Series 2012-9A, Class AR2, 3.60% (3 mo. USD LIBOR plus 1.32%), due 07/16/32† 144A	249,488
250,000	Symphony CLO IX, LP, Series 2012-9A, Class D2R2, 6.38% (3 mo. USD LIBOR plus 4.10%), due 07/16/32† ‡‡‡‡	251,514

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Symphony CLO XIX, Ltd., Series 2018-19A, Class E, 7.20%, due 04/16/31◆◆ 144A	238,288
750,000	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class ER, 7.54% (3 mo. USD LIBOR plus 5.55%), due 07/15/28† 144A	710,613
340,000	Venture CLO, Ltd., Series 2018-31A, Class A1, 3.00% (3 mo. USD LIBOR plus 1.03%), due 04/20/31† 144A	335,944
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 7.33% (3 mo. USD LIBOR plus 5.40%), due 07/23/27† 144A	477,503
213,925	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	218,456
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	266,264
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 5.65% (3 mo. USD LIBOR plus 3.65%), due 10/15/31† 144A	396,204

		26,442,128

	Bank Loans — 6.2%
140,146	Advanced Drainage Systems, Inc., Term Loan B, 4.00% (3 mo. USD LIBOR plus 2.25%), due 07/31/26†	141,722
502,292	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 5.05% (1 mo. USD LIBOR plus 3.25%), due 08/30/24†	501,978
130,650	Albertsons, LLC, 2019 Term Loan B7, 4.55% (1 mo. USD LIBOR plus 2.75%), due 11/17/25†	132,005
723,069	Albertsons, LLC, 2019 Term Loan B8, 4.55% (1 mo. USD LIBOR plus 2.75%), due 08/17/26†	730,709
65,032	Allied Universal Holdco LLC, 2019 Delayed Draw Term Loan, 6.05% (1 mo. USD LIBOR plus 4.25%), due 07/10/26†	65,528
656,822	Allied Universal Holdco LLC, 2019 Term Loan B, 6.05% (1 mo. USD LIBOR plus 4.25%), due 07/10/26†	661,830
302,384	Almonde, Inc., USD 1st Lien Term Loan, 5.70% (6 mo. USD LIBOR plus 3.50%), due 06/13/24†	300,998
46,677	Almonde, Inc., USD 1st Lien Term Loan, 5.70% (2 mo. USD LIBOR plus 3.50%), due 06/13/24†	46,463
395,960	Alterra Mountain Company, Term Loan B1, 4.55% (1 mo. USD LIBOR plus 2.75%), due 07/31/24†	398,868
448,869	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 4.80% (1 mo. USD LIBOR plus 3.00%), due 04/22/26†	452,685
170,398	American Axle & Manufacturing, Inc., Term Loan B, 4.05% (3 mo. USD LIBOR plus 2.25%), due 04/06/24†	170,238
24,352	American Axle & Manufacturing, Inc., Term Loan B, 4.19% (3 mo. USD LIBOR plus 2.25%), due 04/06/24†	24,329
1,195,000	APi Group DE, Inc., Term Loan B, 4.30% (1 mo. USD LIBOR plus 2.50%), due 10/01/26†	1,206,017
258,045	AppLovin Corp., 2018 Term Loan B, 5.30% (1 mo. USD LIBOR plus 3.50%), due 08/15/25†	259,900
59,848	Asurion LLC, 2018 Term Loan B7, TBD, due 11/03/24###	60,147
9,031	Asurion LLC, 2017 Term Loan B4, 4.80% (1 mo. USD LIBOR plus 3.00%), due 08/04/22†	9,097
1,377,367	Asurion LLC, 2018 Term Loan B6, 4.80% (1 mo. USD LIBOR plus 3.00%), due 11/03/23†	1,387,554
415,829	Asurion LLC, 2018 Term Loan B7, 4.80% (1 mo. USD LIBOR plus 3.00%), due 11/03/24†	418,701

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
506,624	Athenahealth, Inc., 2019 Term Loan B, 6.40% (3 mo. USD LIBOR plus 4.50%), due 02/11/26†	509,997
110,000	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 5.73% (3 mo. USD LIBOR plus 3.75%), due 07/07/24†	111,375
505,972	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 3.51% (1 mo. USD LIBOR plus 1.75%), due 01/15/25†	509,767
356,354	Bass Pro Group, LLC, Term Loan B, 6.80% (1 mo. USD LIBOR plus 5.00%), due 09/25/24†	355,553
900,666	Bausch Health Companies, Inc., 2018 Term Loan B, 4.74% (1 mo. USD LIBOR plus 3.00%), due 06/02/25†	907,280
330,000	Berry Global, Inc., Term Loan W, 3.72% (1 mo. USD LIBOR plus 2.00%), due 10/01/22†	331,738
342,234	Boyd Gaming Corp., Term Loan B3, 3.85% (1 mo. LIBOR plus 2.25%), due 09/15/23	345,049
113,404	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 4.25% (3 mo. USD LIBOR plus 2.50%), due 08/15/25†	114,396
93,446	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 4.31% (1 mo. USD LIBOR plus 2.50%), due 08/15/25†	94,350
199,496	Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, TBD, due 08/01/25###	201,096
478,791	Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, 5.30% (1 mo. USD LIBOR plus 3.50%), due 08/01/25†	482,561
599,000	Buckeye Partners, L.P., 2019 Term Loan B, 4.44% (1 mo. USD LIBOR plus 2.75%), due 11/01/26†	604,865
438,652	Caesars Entertainment Operating Co., Exit Term Loan, 3.80% (1 mo. USD LIBOR plus 2.00%), due 10/07/24†	442,078
502,312	Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.55% (1 mo. USD LIBOR plus 2.75%), due 12/23/24†	503,707
479,205	Camelot U.S. Acquisition 1 Co., Term Loan B, 5.05% (1 mo. USD LIBOR plus 3.25%), due 10/31/26†	482,700
503,412	CEC Entertainment, Inc., 2019 Term Loan B, 8.30% (1 mo. USD LIBOR plus 6.50%), due 08/30/26†	485,289
1,056,986	Change Healthcare Holdings LLC, 2017 Term Loan B, 4.30% (1 mo. USD LIBOR plus 2.50%), due 03/01/24†	1,062,161
329,175	Charter Communications Operating, LLC, 2019 Term Loan B2, TBD, due 02/01/27###	331,669
692,375	Chesapeake Energy Corp., 2019 Last Out Term Loan, 9.93% (3 mo. USD LIBOR plus 8.00%), due 06/09/24†	714,877
460,000	Chesapeake Energy Corp., 2019 Last Out Term Loan, TBD, due 06/09/24###	474,950
29,771	CityCenter Holdings, LLC, 2017 Term Loan B, 4.05% (1 mo. USD LIBOR plus 2.25%), due 04/18/24†	29,936
1,520,409	Clear Channel Outdoor Holdings, Inc., Term Loan B, 5.30% (1 mo. USD LIBOR plus 3.50%), due 08/21/26†	1,531,337
1,206,975	CommScope, Inc., 2019 Term Loan B, 5.05% (1 mo. USD LIBOR plus 3.25%), due 04/06/26†	1,216,323
210,000	CoreCivic, Inc., 2019 Term Loan, TBD, due 12/12/24###	205,537
897,750	Crown Finance US, Inc., 2019 Incremental Term Loan, 4.30% (1 mo. USD LIBOR plus 2.50%), due 09/30/26†	899,994
510,000	DCert Buyer, Inc., 2019 Term Loan B, 5.80% (1 mo. USD LIBOR plus 4.00%), due 10/16/26†	511,833
486,935	Dell International LLC, 2019 Term Loan B, 3.80% (1 mo. USD LIBOR plus 2.00%), due 09/19/25†	490,780

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
478,304	Diamond Sports Group, LLC, Term Loan, 5.03% (1 mo. USD LIBOR plus 3.25%), due 08/24/26†	478,304
99,248	Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.04% (1 mo. USD LIBOR plus 3.25%), due 07/21/25†	99,930
219,439	Equinox Holdings, Inc., 2017 1st Lien Term Loan, TBD, due 03/08/24###	220,764
29,774	First Eagle Investment Management, LLC, 2018 Term Loan B, 4.69% (3 mo. USD LIBOR plus 2.75%), due 12/02/24†	29,961
289,266	Focus Financial Partners, LLC, 2018 Incremental Term Loan, 4.30% (1 mo. USD LIBOR plus 2.50%), due 07/03/24†	291,616
994,619	Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 3.80% (1 mo. USD LIBOR plus 2.00%), due 11/30/23†	1,005,532
1,629,948	Frontier Communications Corp., 2017 Term Loan B1, 5.55% (1 mo. USD LIBOR plus 3.75%), due 06/15/24†	1,641,969
441,010	Gannet Holdings LLC, Fixed Term Loan, 11.50%, due 11/19/24	423,370
890,000	Garda World Security Corp., 2019 1st Lien Term Loan B, 6.66% (3 mo. USD LIBOR plus 4.75%), due 10/30/26†	896,304
265,955	GBT Group Services, Ltd., 2018 Term Loan B, 4.40% (3 mo. USD LIBOR plus 2.50%), due 08/13/25†	267,285
350,000	Genesee & Wyoming Inc., Term Loan, TBD, due 11/06/26###	353,828
209,468	GFL Environmental, Inc., 2018 USD Term Loan B, TBD, due 05/30/25###	210,048
877,039	GFL Environmental, Inc., 2018 USD Term Loan B, 4.80% (1 mo. USD LIBOR plus 3.00%), due 05/30/25†	879,466
278,194	Global Tel Link Corp., 2018 1st Lien Term Loan, 6.05% (1 mo. USD LIBOR plus 4.25%), due 11/29/25†	254,200
245,178	GlobalTranz Enterprises, Inc., 2019 Term Loan, 6.79% (1 mo. USD LIBOR plus 5.00%), due 05/15/26†	225,564
292,082	Golden Nugget, Inc., 2017 Incremental Term Loan B, TBD, due 10/04/23###	293,269
125,656	Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.72% (3 mo. USD LIBOR plus 2.75%), due 10/04/23†	126,511
501,000	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3.74% (1 mo. USD LIBOR plus 2.00%), due 11/15/27†	505,728
260,000	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, TBD, due 11/15/27###	262,454
520,000	HC Group Holdings II, Inc., Term Loan B, 6.30% (1 mo. USD LIBOR plus 4.50%), due 08/06/26†	518,538
100,000	Hilton Worldwide Finance, LLC, 2019 Term Loan B2, TBD, due 06/22/26###	100,870
350,000	Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 3.54% (1 mo. USD LIBOR plus 1.75%), due 06/22/26†	353,068
210,000	Hornblower Sub, LLC, 2018 Term Loan B, 6.44% (3 mo. USD LIBOR plus 4.50%), due 04/27/25†	211,312
214,050	IAA, Inc., Term Loan B, 4.06% (1 mo. USD LIBOR plus 2.25%), due 06/28/26†	215,788
16,373	iHeartCommunications, Inc., Exit Term Loan, TBD, due 05/01/26###	16,550
1,003,720	iHeartCommunications, Inc., Exit Term Loan, 5.69% (1 mo. USD LIBOR plus 4.00%), due 05/01/26†	1,014,655
129,668	Immucor, Inc., Extended Term Loan B, 6.94% (3 mo. USD LIBOR plus 5.00%), due 06/15/21†	129,424
130,000	Intelsat Jackson Holdings SA, 2017 Term Loan B3, 5.68% (6 mo. USD LIBOR plus 3.75%), due 11/27/23†	130,422
502,113	Jaguar Holding Co. II, 2018 Term Loan, 4.30% (1 mo. USD LIBOR plus 2.50%), due 08/18/22†	505,391

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
387,060	Jane Street Group, LLC, 2018 Term Loan B, 4.80% (1 mo. USD LIBOR plus 3.00%), due 08/25/22†	387,060
179,550	KAR Auction Services, Inc., 2019 Term Loan B6, 4.06% (1 mo. USD LIBOR plus 2.25%), due 09/19/26†	181,157
563,721	Kraton Polymers, LLC, 2018 USD Term Loan, 4.30% (1 mo. USD LIBOR plus 2.50%), due 03/05/25†	562,312
344,074	Level 3 Financing Inc., 2019 Term Loan B, 3.55% (1 mo. USD LIBOR plus 1.75%), due 03/01/27†	346,153
970,113	Life Time Fitness, Inc., 2017 Term Loan B, 4.66% (3 mo. USD LIBOR plus 2.75%), due 06/10/22†	973,873
30,000	McAfee, LLC, 2018 USD Term Loan B, TBD, due 09/30/24###	30,176
438,439	McAfee, LLC, 2018 USD Term Loan B, 5.55% (1 mo. USD LIBOR plus 3.75%), due 09/30/24†	440,897
729,008	Meredith Corp., 2018 Term Loan B, 4.55% (1 mo. USD LIBOR plus 2.75%), due 01/31/25†	734,384
367,380	MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 3.80% (1 mo. USD LIBOR plus 2.00%), due 03/21/25†	369,643
230,000	Michaels Stores, Inc., 2018 Term Loan B, TBD, due 01/30/23###	222,956
375,502	Michaels Stores, Inc., 2018 Term Loan B, 4.30% (1 mo. USD LIBOR plus 2.50%), due 01/30/23†	364,381
1,189,710	Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 4.70% (1 mo. USD LIBOR plus 2.75%), due 08/18/21†	1,174,838
19,947	Mohegan Tribal Gaming Authority, 2016 Term Loan B, TBD, due 10/13/23###	19,279
289,235	Mohegan Tribal Gaming Authority, 2016 Term Loan B, 5.80% (1 mo. USD LIBOR plus 4.00%), due 10/13/23†	279,545
943,322	MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.69% (3 mo. USD LIBOR plus 2.75%), due 06/07/23†	933,103
414,385	NASCAR Holdings,, Inc., Term Loan B, 4.49% (3 mo. USD LIBOR plus 2.75%), due 10/19/26†	419,371
109,725	Nexstar Broadcasting, Inc., 2019 Term Loan B4, TBD, due 09/18/26###	110,445
379,050	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.45% (1 mo. USD LIBOR plus 2.75%), due 09/18/26†	381,589
448,875	Panther BF Aggregator 2, LP, USD Term Loan B, 5.30% (1 mo. USD LIBOR plus 3.50%), due 04/30/26†	451,583
374,051	Phoenix Guarantor, Inc., Term Loan B, 6.21% (1 mo. USD LIBOR plus 4.50%), due 03/05/26†	376,623
898,444	Prime Security Services Borrower, LLC, 2019 Term Loan B1, 4.94% (1 mo. USD LIBOR plus 3.25%), due 09/23/26†	901,938
287,403	Prime Security Services Borrower, LLC, 2019 Term Loan B1, TBD, due 09/23/26###	288,521
119,699	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 6.24% (3 mo. USD LIBOR plus 4.25%), due 04/26/24†	120,971
564,728	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.55% (1 mo. USD LIBOR plus 2.75%), due 11/15/23†	568,308
495,744	RadNet, Inc., Reprice Term Loan, 5.51% (3 mo. USD LIBOR plus 3.50%), due 06/30/23†	499,462
696,137	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 6.30% (1 mo. USD LIBOR plus 4.50%), due 11/17/25†	702,591
1,758	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 8.25% (PRIME plus 3.50%), due 11/17/25†	1,774

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
559,452	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 4.55% (1 mo. USD LIBOR plus 2.75%), due 02/05/23†	561,987
118,961	RPI Finance Trust, Term Loan B6, 3.80% (1 mo. USD LIBOR plus 2.00%), due 03/27/23†	120,068
522,230	Scientific Games International, Inc., 2018 Term Loan B5, 4.55% (1 mo. USD LIBOR plus 2.75%), due 08/14/24†	524,374
177,818	Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6.30% (1 mo. USD LIBOR plus 4.50%), due 11/01/24†	132,475
1,337,237	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 5.05% (1 mo. USD LIBOR plus 3.25%), due 12/31/25†	1,340,246
355,357	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 5.80% (1 mo. USD LIBOR plus 4.00%), due 09/03/26†	358,733
533,663	Sinclair Television Group, Inc., Term Loan B2B, 4.24% (1 mo. USD LIBOR plus 2.50%), due 09/30/26†	536,248
349,553	Sophia, L.P., 2017 Term Loan B, 5.19% (3 mo. USD LIBOR plus 3.25%), due 09/30/22†	350,733
480,000	Sotera Health Holdings, LLC, 2019 Term Loan, 6.29% (3 mo. USD LIBOR plus 4.50%), due 12/11/26†	482,200
49,872	Sprint Communications, Inc., 1st Lien Term Loan B, 4.31% (1 mo. USD LIBOR plus 2.50%), due 02/02/24†	49,544
815,900	Staples, Inc., 7 Year Term Loan, 6.69% (1 mo. USD LIBOR plus 5.00%), due 04/16/26†	802,811
332,426	Stars Group Holdings BV (The), 2018 USD Incremental Term Loan, 5.44% (3 mo. USD LIBOR plus 3.50%), due 07/10/25†	335,775
650,242	Telenet Financing USD LLC, USD Term Loan AN, 3.99% (1 mo. USD LIBOR plus 2.25%), due 08/15/26†	654,916
550,000	Terrier Media Buyer, Inc., Term Loan B, TBD, due 12/17/26###	556,187
421,710	TKC Holdings, Inc., 2017 1st Lien Term Loan, 5.55% (1 mo. USD LIBOR plus 3.75%), due 02/01/23†	393,596
407,402	Trans Union, LLC, 2019 Term Loan B5, 3.55% (1 mo. USD LIBOR plus 1.75%), due 11/16/26†	409,662
631,568	TransDigm, Inc., 2018 Term Loan E, 4.30% (1 mo. USD LIBOR plus 2.50%), due 05/30/25†	633,857
49,875	U.S. Renal Care, Inc., 2019 Term Loan B, TBD, due 06/26/26###	49,588
408,975	U.S. Renal Care, Inc., 2019 Term Loan B, 6.81% (1 mo. USD LIBOR plus 5.00%), due 06/26/26†	406,624
757,684	Uber Technologies, 2018 Incremental Term Loan, 5.30% (1 mo. USD LIBOR plus 3.50%), due 07/13/23†	758,157
789,547	Uber Technologies, 2018 Term Loan, 5.74% (1 mo. USD LIBOR plus 4.00%), due 04/04/25†	792,014
109,716	UFC Holdings, LLC, 2019 Term Loan, TBD, due 04/29/26###	110,814
59,539	UFC Holdings, LLC, 2019 Term Loan, 5.50% (1 mo. USD LIBOR plus 3.25%), due 04/29/26†	59,795
418,950	Ultimate Software Group, Inc. (The), Term Loan B, 5.55% (1 mo. USD LIBOR plus 3.75%), due 05/04/26†	421,743
570,000	Univision Communications Inc., Term Loan C5, 4.55% (1 mo. USD LIBOR plus 2.75%), due 03/15/24†	563,791
109,722	Verscend Holding Corp., 2018 Term Loan B, 6.30% (1 mo. USD LIBOR plus 4.50%), due 08/27/25†	110,614

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
60,000		VFH Parent LLC, 2019 Term Loan B, TBD, due 03/01/26###	60,308
109,747		VFH Parent LLC, 2019 Term Loan B, 5.20% (1 mo. USD LIBOR plus 3.50%), due 03/01/26†	110,309
510,000		VICI Properties 1 LLC, Replacement Term Loan B, 3.79% (1 mo. USD LIBOR plus 2.00%), due 12/20/24†	512,940
420,000		Virgin Media Bristol LLC, USD Term Loan N, 4.24% (1 mo. USD LIBOR plus 2.50%), due 01/31/28†	423,150
1,630,000		Windstream Services, LLC, Repriced Term Loan B6, TBD, due 03/29/21###	1,564,120
138,586		Wink Holdco, Inc., 1st Lien Term Loan B, 4.80% (1 mo. USD LIBOR plus 3.00%), due 12/02/24†	138,672
460,000		WP CityMD Bidco LLC, 2019 Term Loan B, 6.44% (3 mo. USD LIBOR plus 4.50%), due 08/13/26†	461,150
740,000	EUR	Ziggo BV, 2019 EUR Term Loan H, 3.00% (3 mo. EURIBOR plus 3.00%), due 01/31/29†	831,688
985,000		Ziggo Secured Finance Partnership, USD Term Loan E, 4.24% (1 mo. USD LIBOR plus 2.50%), due 04/15/25†	987,258

			61,031,168

		Convertible Debt — 0.2%
230,000		Cheniere Energy, Inc., 4.25%, due 03/15/45	182,287
20,000		Chesapeake Energy Corp., 5.50%, due 09/15/26	9,728
550,000		DISH Network Corp., 3.38%, due 08/15/26	530,420
160,000		Evolent Health, Inc., 1.50%, due 10/15/25	113,205
710,000		Teva Pharmaceutical Finance Co. LLC, 0.25%, due 02/01/26	676,581
60,000		Twitter, Inc., 0.25%, due 06/15/24	58,125
380,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	381,631
150,000		Vonage Holdings Corp., 1.75%, due 06/01/24 144A	134,684

			2,086,661

		Corporate Debt — 27.8%
90,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	90,392
1,000,000		1MDB Global Investments, Ltd., Reg S, 4.40%, due 03/09/23‡‡‡	973,457
180,000		AbbVie, Inc., 2.95%, due 11/21/26 144A	183,548
1,975,000		AbbVie, Inc., 3.20%, due 11/21/29 144A	2,011,765
410,000		AbbVie, Inc., 4.05%, due 11/21/39 144A	432,394
490,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	534,938
1,670,000		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/02/47 144A	1,934,069
895,000		Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	957,202
915,000		Adani Green Energy UP, Ltd./Prayatna Developers Pvt., Ltd./Parampujya Solar Energ, 6.25%, due 12/10/24 144A	985,226
240,000		Advanced Micro Devices, Inc., 7.50%, due 08/15/22	270,975
245,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	263,229
1,115,000		AES Corp., 5.50%, due 04/15/25	1,154,014
400,000		Africa Finance Corp., 3.88%, due 04/13/24 144A	416,943
425,000		Africa Finance Corp., 4.38%, due 04/17/26 144A	451,527
1,280,000		African Export-Import Bank (The), 3.99%, due 09/21/29 144A	1,301,734
810,000		AIB Group Plc, 4.26% (3 mo. USD LIBOR plus 1.87%), due 04/10/25† 144A	858,483
440,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	477,114

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
360,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	387,567
1,235,000		Alpek SAB de CV, 4.25%, due 09/18/29 144A	1,261,861
1,000,000		Altice France SA/France, 7.38%, due 05/01/26 144A	1,075,490
500,000		Altice Luxembourg SA, 10.50%, due 05/15/27 144A	570,950
50,000		Altria Group, Inc., 4.40%, due 02/14/26	54,397
180,000		Altria Group, Inc., 4.80%, due 02/14/29	200,801
500,000		Altria Group, Inc., 5.95%, due 02/14/49	607,100
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	546,368
150,000		American Axle & Manufacturing, Inc., 6.25%, due 03/15/26	153,990
670,000		American Media LLC, 10.50%, due 12/31/26 144A	721,840
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27‡ 144A	209,770
500,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	650,596
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	68,387
640,000		Aon Corp., 4.50%, due 12/15/28	721,631
150,000		ArcelorMittal, 6.13%, due 06/01/25	172,469
350,000		ArcelorMittal, 7.00%, due 10/15/39	427,315
955,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	1,083,832
200,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	207,160
550,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23‡ 144A	547,022
340,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23‡‡‡	338,159
1,050,000	EUR	Arion Banki HF, (MTN), Reg S, 1.00%, due 03/20/23‡‡‡	1,193,020
203,000	EUR	Arion Banki HF, (MTN), Reg S, 1.63%, due 12/01/21‡‡‡	234,284
400,000		Ashtead Capital, Inc., 4.00%, due 05/01/28 144A	405,000
200,000		Ashtead Capital, Inc., 4.25%, due 11/01/29 144A	204,750
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	354,040
200,000		ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	133,583
730,000		AT&T, Inc., 4.85%, due 03/01/39	843,552
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	281,007
400,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 year CMT plus 5.19%)† †††††	424,000
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 year EUR swap plus 5.66%)† ††††† ‡‡‡	491,228
715,000		Banco do Brasil SA/Cayman, 6.25% (10 year CMT plus 4.40%)† ††††† 144A	726,805
200,000		Banco Mercantil del Norte SA, 7.50% (10 year CMT plus 5.47%)† ††††† 144A	213,752
320,000		Banco Mercantil del Norte SA, 7.63% (10 year CMT plus 5.35%)† ††††† 144A	342,571
200,000		Banco Santander SA, 4.38%, due 04/12/28	219,152
1,435,000		Bank of America Corp., (MTN), 2.63%, due 04/19/21	1,448,497
835,000		Bank of America Corp., (MTN), 3.56% (3 mo. USD LIBOR plus 1.06%), due 04/23/27†	883,288
700,000		Barclays Bank Plc, 7.63%, due 11/21/22	787,125
305,000		Barclays Plc, 4.84%, due 05/09/28	329,223
390,000		Barclays Plc, 5.09% (3 mo. USD LIBOR plus 3.05%), due 06/20/30†	435,362
210,000	GBP	Barclays Plc, 7.13% (5 year UK Government Bond plus 6.58%)† †††††	315,059
2,105,000		Barclays Plc, 8.00% (5 year CMT plus 5.67%)† †††††	2,356,474
380,000	EUR	Barclays Plc, (MTN), Reg S, 2.00% (5 year EUR swap plus 1.90%), due 02/07/28† ‡‡‡	433,865
270,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	310,622
575,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	591,612
555,000		Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	576,922

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
815,000		BBVA USA, 2.50%, due 08/27/24	808,959
349,000		Becton Dickinson and Co., 2.84% (3 mo. USD LIBOR plus 0.88%), due 12/29/20†	349,177
482,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	447,825
295,000		BlackRock, Inc., 3.25%, due 04/30/29‡	316,989
400,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, due 07/15/26‡ 144A	363,139
820,000		BNP Paribas SA, 2.82% (3 mo. USD LIBOR plus 1.11%), due 11/19/25† 144A	830,304
80,000		Boeing Co. (The), 2.70%, due 02/01/27	81,189
190,000		Boeing Co. (The), 3.25%, due 02/01/35	194,801
430,000		Boyd Gaming Corp., 4.75%, due 12/01/27 144A	447,458
180,000		BP Capital Markets America, Inc., 3.94%, due 09/21/28	199,117
1,565,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28‡ 144A	1,562,038
405,000		Braskem Netherlands Finance BV, 5.88%, due 01/31/50 144A	402,874
760,000		BRF SA, 4.88%, due 01/24/30 144A	784,898
160,000		Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	190,252
420,000		Broadcom, Inc., 4.75%, due 04/15/29 144A	459,671
365,000		Bruin E&P Partners LLC, 8.88%, due 08/01/23 144A	238,314
400,000	EUR	CaixaBank SA, Reg S, 5.25% (5 year EUR swap plus 4.50%)† ††††† ‡‡‡	459,670
110,000		Calpine Corp., 5.75%, due 01/15/25	113,163
1,150,000		Camelot Finance SA, 4.50%, due 11/01/26 144A	1,183,780
1,600,000		Capital One NA, 2.35%, due 01/31/20	1,600,347
350,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	373,747
20,000		Cascades Inc/Cascades USA, Inc., 5.13%, due 01/15/26 144A	20,600
200,000		Cascades Inc/Cascades USA, Inc., 5.38%, due 01/15/28 144A	206,000
375,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	382,455
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	231,257
530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 02/15/23	537,282
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	202,606
330,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26 144A	348,504
385,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	406,895
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	246,963
200,000		Celulosa Arauco y Constitucion SA, 4.20%, due 01/29/30 144A	200,970
700,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	695,975
565,000		Centene Corp., 4.25%, due 12/15/27 144A	582,289
190,000		Centene Corp., 4.63%, due 12/15/29 144A	200,108
230,000		Centene Corp., 5.38%, due 06/01/26 144A	244,513
355,000		CenterPoint Energy, Inc., 2.95%, due 03/01/30	350,785
220,000		Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	224,532
80,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	85,357
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	171,430
220,000		Cheniere Energy Partners, LP, 4.50%, due 10/01/29 144A	226,479
1,000,000		Cigna Corp., 2.55% (3 mo. USD LIBOR plus 0.65%), due 09/17/21†	1,000,061
765,000		Cigna Corp., 4.38%, due 10/15/28	849,059
450,000		CIT Group, Inc., 5.25%, due 03/07/25	495,938
170,000		Citigroup, Inc., 4.65%, due 07/30/45	210,943
550,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.42%)† †††††	596,357
640,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	649,600
420,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	420,174

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
220,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	230,519
760,000		Colfax Corp., 6.00%, due 02/15/24 144A	809,085
420,000		Comcast Corp., 2.35% (3 mo. USD LIBOR plus 0.44%), due 10/01/21†	422,175
1,000,000		Comcast Corp., 2.65%, due 02/01/30	1,005,582
580,000		Comcast Corp., 4.25%, due 10/15/30	663,984
340,000		Comcast Corp., 4.70%, due 10/15/48	420,425
80,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	75,402
400,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	401,452
1,190,000		CommScope, Inc., 6.00%, due 03/01/26 144A	1,268,093
190,000		CommScope, Inc., 8.25%, due 03/01/27‡ 144A	200,327
140,000		Comstock Resources, Inc., 9.75%, due 08/15/26	127,382
510,000		CONSOL Energy, Inc., 11.00%, due 11/15/25 144A	435,945
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 year EUR swap plus 4.10%)† ††††† ‡‡‡	742,975
410,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23	406,412
525,000		Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25 144A	568,334
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	280,772
710,000		Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, due 05/15/25 144A	612,670
575,000		Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)† ††††† 144A	656,880
400,000		Credit Agricole SA, 8.13% (5 year USD swap plus 6.19%)† ††††† 144A	486,350
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 year EUR swap plus 5.12%)† ††††† ‡‡‡	364,498
815,000		Credit Agricole SA/London, 2.38%, due 01/22/25 144A	814,802
900,000		Credit Suisse Group AG, 2.59% (SOFR plus 1.56%), due 09/11/25† 144A	903,170
800,000		Credit Suisse Group AG, 6.38% (5 year CMT plus 4.82%)† ††††† 144A	864,400
465,000		Credit Suisse Group AG, 7.25% (5 year USD swap plus 4.33%)† ††††† 144A	519,454
1,425,000		Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	1,426,866
1,010,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,128,044
685,000		CVS Health Corp., 3.25%, due 08/15/29	697,595
760,000		CVS Health Corp., 4.30%, due 03/25/28	830,933
800,000		CVS Health Corp., 4.78%, due 03/25/38	910,952
810,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	851,849
200,000		Danske Bank AS, 5.00%, due 01/12/22 144A	210,141
250,000	EUR	Danske Bank AS, Reg S, 5.75% (6 year EUR swap plus 4.64%)† ††††† ‡‡‡	283,999
50,000		DCP Midstream Operating, LP, 5.13%, due 05/15/29	51,968
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	210,687
730,000		Delek & Avner Tamar Bond, Ltd., 5.41%, due 12/30/25 144A	770,816
590,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	814,063
256,750,000	KZT	Development Bank of Kazakhstan JSC, Reg S, 9.50%, due 12/14/20‡‡‡	667,483
475,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 08/15/26 144A	481,377
180,000		DISH DBS Corp., 5.88%, due 11/15/24	184,313
980,000		DISH DBS Corp., 7.75%, due 07/01/26‡	1,040,015
325,000		Dow Chemical Co. (The), 3.63%, due 05/15/26	342,291
1,620,000		DP World Crescent, Ltd., 4.85%, due 09/26/28 144A	1,779,975
2,175,000		DP World Plc, 5.63%, due 09/25/48 144A	2,520,040
115,000		Dun & Bradstreet Corp. (The), 6.88%, due 08/15/26 144A	127,147
625,000		Electricite de France SA, 4.50%, due 09/21/28 144A	695,789
570,000	EUR	Ellaktor Value Plc, 6.38%, due 12/15/24 144A	665,386
120,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.50%, due 01/30/26 144A	124,179
210,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	221,151
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	701,906

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
235,000		Energy Transfer Operating, LP, 6.00%, due 06/15/48	274,606
395,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	477,354
1,080,000		EnLink Midstream Partners, LP, 4.15%, due 06/01/25	1,017,452
220,000		EnLink Midstream Partners, LP, 5.45%, due 06/01/47	178,222
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	327,420
815,000		EPR Properties REIT, 3.75%, due 08/15/29	827,217
200,000		ESH Hospitality, Inc. REIT, 4.63%, due 10/01/27 144A	202,870
34,885,000	BRL	European Investment Bank, (MTN), 3.79%, due 08/27/21‡‡	8,154,749
105,570,000	MXN	European Investment Bank, (MTN), Reg S, 4.00%, due 02/25/20‡‡‡	5,574,794
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	618,869
735,000		Experian Finance Plc, 2.75%, due 03/08/30 144A	725,100
100,000		Extraction Oil & Gas, Inc., 5.63%, due 02/01/26 144A	60,285
200,000		Extraction Oil & Gas, Inc., 7.38%, due 05/15/24 144A	125,583
500,000	GBP	Fidelity National Information Services, Inc., 2.25%, due 12/03/29	662,644
400,000		First Quantum Minerals, Ltd., 6.50%, due 03/01/24 144A	401,834
450,000		First Quantum Minerals, Ltd., 7.25%, due 05/15/22 144A	452,916
1,270,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23‡ 144A	1,317,454
610,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	615,978
1,530,000		Ford Motor Credit Co. LLC, 2.98%, due 08/03/22	1,532,870
200,000		Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	209,437
130,000		Fox Corp., 4.71%, due 01/25/29 144A	148,364
60,000		Fox Corp., 5.48%, due 01/25/39 144A	73,538
640,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	664,064
530,000		Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	591,748
1,345,000		GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,418,081
670,000		General Electric Co., (MTN), 6.88%, due 01/10/39	896,908
170,000		General Motors Co., 5.20%, due 04/01/45	171,990
430,000		General Motors Co., 5.95%, due 04/01/49	477,461
675,000		General Motors Financial Co., Inc., 4.20%, due 11/06/21	700,020
300,000		Genesis Energy, LP/Genesis Energy Finance Corp., 6.00%, due 05/15/23	297,875
210,000		GEO Group (The), Inc. REIT, 5.88%, due 01/15/22	209,016
320,000		GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	284,808
130,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	137,004
770,000		GFL Environmental, Inc., 5.38%, due 03/01/23 144A	795,025
220,000		GFL Environmental, Inc., 7.00%, due 06/01/26 144A	233,034
230,000		GFL Environmental, Inc., 8.50%, due 05/01/27 144A	253,426
400,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	416,114
650,000		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or PIK), due 09/15/24 144A	679,867
1,835,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	2,040,245
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	123,102
405,000		Gran Tierra Energy International Holdings, Ltd., 6.25%, due 02/15/25 144A	365,816
570,000	EUR	Grifols SA, 2.25%, due 11/15/27 144A	663,274
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	616,680
490,000		Gulfport Energy Corp., 6.00%, due 10/15/24	349,125
190,000		Gulfport Energy Corp., 6.38%, due 05/15/25	121,204
1,105,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,171,963
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	417,699
80,000		Harsco Corp., 5.75%, due 07/31/27 144A	85,504

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
600,000		HCA, Inc., 5.50%, due 06/15/47	690,725
760,000		HCA, Inc., 5.63%, due 09/01/28	867,502
70,000,000	INR	HDFC Bank, Ltd., Reg S, 8.10%, due 03/22/25‡‡‡	979,820
115,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	120,102
750,000		Hess Corp., 5.60%, due 02/15/41	880,005
610,000		Hess Midstream Operations, LP, 5.63%, due 02/15/26 144A	636,357
65,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	67,054
90,000,000	INR	Housing Development Finance Corp., Ltd., (MTN), Reg S, 8.75%, due 11/29/23‡‡‡	1,268,040
400,000		HSBC Holdings Plc, 4.58% (3 mo. USD LIBOR plus 1.53%), due 06/19/29†	447,630
400,000		HSBC Holdings Plc, 6.50% (5 year USD ICE swap plus 3.61%)† †††††	440,360
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 year EUR swap plus 4.38%)† ††††† ‡‡‡	306,727
70,000		Hudbay Minerals, Inc., 7.25%, due 01/15/23 144A	72,785
400,000		Hudbay Minerals, Inc., 7.63%, due 01/15/25 144A	423,034
380,000		ICICI Bank, Ltd./Hong Kong, Reg S, 5.75%, due 11/16/20‡‡‡	390,172
240,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	246,444
1,100,000		iHeartCommunications, Inc., 8.38%, due 05/01/27	1,217,535
780,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	824,460
375,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	399,731
360,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	310,005
35,350,000,000	IDR	Inter-American Development Bank, (MTN), Reg S, 7.88%, due 03/14/23‡‡‡	2,690,114
700,000		InterGen NV, 7.00%, due 06/30/23 144A	684,250
415,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	421,881
430,000		Intesa Sanpaolo SpA, 4.70%, due 09/23/49 144A	439,480
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	946,341
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	379,176
205,000		IQVIA, Inc., 5.00%, due 10/15/26 144A	216,751
285,000		Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	290,165
438,000	EUR	Islandsbanki HF, (MTN), Reg S, 1.13% (1 year EUR swap plus 0.75%), due 01/19/24† ‡‡‡	496,001
260,000		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	276,142
320,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, due 11/15/22 144A	338,660
150,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	158,677
800,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, due 06/15/25 144A	830,332
1,000,000		JPMorgan Chase & Co., 4.63%, due 05/10/21	1,035,198
385,000		JPMorgan Chase & Co., 5.00% (SOFR plus 3.38%)† †††††	400,881
1,440,000		JPMorgan Chase & Co., (MTN), 2.30%, due 08/15/21	1,443,693
565,000		Juniper Networks, Inc., 3.75%, due 08/15/29	588,854
586,192		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	5,862
139,274		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	5,223
510,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	561,387
440,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	462,430
400,000		KeyCorp, (MTN), 2.55%, due 10/01/29	391,675
785,000		KKR Group Finance Co. VI LLC, 3.75%, due 07/01/29‡ 144A	837,746
950,000		KLX Energy Services Holdings, Inc., 11.50%, due 11/01/25 144A	812,250
1,580,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	1,618,511
945,000		Kuwait Projects Co. SPC, Ltd. (MTN), Reg S, 4.50%, due 02/23/27‡‡‡	990,573
450,000		L Brands, Inc., 5.25%, due 02/01/28	427,207
320,000		L Brands, Inc., 5.63%, due 10/15/23	345,867
3,390,000	EUR	Landsbankinn HF, (MTN), Reg S, 1.38%, due 03/14/22‡‡‡	3,900,219

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
240,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	247,364
655,000		Lazard Group LLC, 4.38%, due 03/11/29‡	714,493
695,000		Lear Corp., 4.25%, due 05/15/29	719,046
1,200,000		Lennar Corp., 4.75%, due 11/29/27	1,295,220
70,000		Levi Strauss & Co., 5.00%, due 05/01/25	72,304
575,000		Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	585,781
200,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	217,731
450,000	EUR	Lloyds Banking Group Plc, Reg S, 6.38% (5 year EUR swap plus 5.29%)† ††††† ‡‡‡	518,376
1,300,000		Lonestar Resources America, Inc., 11.25%, due 01/01/23 144A	893,750
440,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	488,372
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 year USD swap plus 3.48%)† ††††† ‡‡‡	819,000
190,000		Magellan Health, Inc., 4.90%, due 09/22/24	195,304
400,000		Match Group, Inc., 5.00%, due 12/15/27 144A	418,139
575,000		Mattamy Group Corp., 5.25%, due 12/15/27 144A	599,437
1,930,000		MDGH - GMTN BV, 3.70%, due 11/07/49 144A	2,011,205
740,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	746,168
520,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	535,200
250,000		Mercer International, Inc., 7.38%, due 01/15/25	269,841
570,000		Mexico City Airport Trust, Reg S, 5.50%, due 07/31/47‡‡‡	589,776
260,000		Michaels Stores, Inc., 8.00%, due 07/15/27‡ 144A	248,781
465,000		Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 08/15/27 144A	493,062
1,735,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	1,917,418
815,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	903,957
1,355,000		Mineral Resources, Ltd., 8.13%, due 05/01/27 144A	1,490,259
280,000		Mohegan Gaming & Entertainment, 7.88%, due 10/15/24 144A	286,184
740,000		Montage Resources Corp., 8.88%, due 07/15/23	684,493
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,007,827
110,000	EUR	Motion Bondco DAC, 4.50%, due 11/15/27 144A	130,081
370,000		MPLX, LP, 2.79% (3 mo. USD LIBOR plus 0.90%), due 09/09/21†	371,170
300,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	318,758
175,000		MSCI, Inc., 4.00%, due 11/15/29 144A	177,730
845,000		MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	869,522
440,000		Nationwide Building Society, 3.96% (3 mo. USD LIBOR plus 1.86%), due 07/18/30† 144A	473,279
240,000		Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, due 11/15/21 144A	190,140
435,000		NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	472,958
1,330,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	1,443,559
280,000		NCL Corp., Ltd., Class C, 3.63%, due 12/15/24 144A	284,550
275,000	EUR	Netflix, Inc., 3.88%, due 11/15/29 144A	327,594
580,000		Netflix, Inc., 5.38%, due 11/15/29 144A	618,761
300,000		Netflix, Inc., 5.88%, due 11/15/28	333,123
270,000		Netflix, Inc., 6.38%, due 05/15/29	307,962
210,000	EUR	Netflix, Inc., Reg S, 3.88%, due 11/15/29‡‡‡	250,163
284,000		Newell Brands, Inc., 4.20%, due 04/01/26	296,377
620,000		NGPL PipeCo LLC, Senior Note, 7.77%, due 12/15/37 144A	802,672
41,000,000	SEK	Nordea Hypotek AB, (MTN), Reg S, 1.25%, due 05/19/21‡‡‡	4,448,710
254,127		Northern Oil and Gas, Inc., 8.50% (8.50% Cash or PIK), due 05/15/23	263,657

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
640,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	481,139
625,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	663,945
530,000		Oasis Petroleum, Inc., 6.88%, due 03/15/22	511,450
160,000		Oasis Petroleum, Inc., 6.88%, due 01/15/23‡	156,800
90,000		Occidental Petroleum Corp., 2.90%, due 08/15/24	91,567
90,000		Occidental Petroleum Corp., 3.20%, due 08/15/26	91,160
1,165,000		OCP SA, 4.50%, due 10/22/25 144A	1,249,240
645,000		OCP SA, 6.88%, due 04/25/44 144A	822,468
945,000		Ooredoo International Finance, Ltd., 3.25%, due 02/21/23 144A	964,702
290,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 08/15/27 144A	304,312
570,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24‡ ‡‡‡	606,819
430,000		Owl Rock Capital Corp., 4.00%, due 03/30/25	432,006
825,000		Oztel Holdings SPC, Ltd., 5.63%, due 10/24/23 144A	881,842
600,000		Pactiv LLC, 8.38%, due 04/15/27	670,708
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	146,988
280,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27	285,853
235,000		Parkland Fuel Corp., 5.88%, due 07/15/27 144A	253,144
155,000		Parkland Fuel Corp., 6.00%, due 04/01/26 144A	164,013
230,000		Perrigo Finance Unlimited Co., 3.90%, due 12/15/24	236,561
925,000		Perusahaan Listrik Negara PT, 4.13%, due 05/15/27 144A	977,353
770,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	841,298
1,695,000		Petrobras Global Finance BV, 5.75%, due 02/01/29	1,914,926
385,000		Petrobras Global Finance BV, 6.00%, due 01/27/28‡	440,013
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	825,260
11,184,300	MXN	Petroleos Mexicanos, Reg S (GDN), 7.19%, due 09/12/24‡‡‡	541,949
485,000		PetSmart, Inc., 5.88%, due 06/01/25 144A	495,306
650,000		PetSmart, Inc., 7.13%, due 03/15/23 144A	638,625
310,000		PetSmart, Inc., 8.88%, due 06/01/25 144A	306,900
230,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), due 12/01/22 144A	214,761
925,000	EUR	PPF Arena 1 BV, (MTN), Reg S, 3.13%, due 03/27/26‡‡‡	1,097,144
230,000		PPG Industries, Inc., 2.40%, due 08/15/24	232,452
160,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26‡ 144A	174,201
178,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	187,011
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23‡‡‡	299,680
1,165,000		Prosus NV, 4.85%, due 07/06/27 144A	1,273,122
720,000		Prosus NV, 5.50%, due 07/21/25 144A	801,953
720,000		Prosus NV, Reg S, 4.85%, due 07/06/27‡‡‡	786,822
388,000		Quicken Loans, Inc., 5.75%, due 05/01/25 144A	401,904
790,000		Range Resources Corp., 5.00%, due 03/15/23‡	728,625
200,000		Range Resources Corp., 5.88%, due 07/01/22	199,062
1,000,000	EUR	RCI Banque SA, (MTN), Reg S, 2.25%, due 03/29/21‡‡‡	1,155,728
215,000		Reinsurance Group of America, Inc., 3.90%, due 05/15/29	229,606
155,000		Roper Technologies, Inc., 2.35%, due 09/15/24	156,059
165,000		Roper Technologies, Inc., 2.95%, due 09/15/29	167,023
445,000		Royal Bank of Scotland Group Plc, 4.27% (3 mo. USD LIBOR plus 1.76%), due 03/22/25†	473,048
300,000		Royal Bank of Scotland Group Plc, 4.89% (3 mo. USD LIBOR plus 1.75%), due 05/18/29†	339,626

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
400,000		Sands China, Ltd., 5.13%, due 08/08/25	440,102
1,000,000	EUR	Santander Consumer Finance SA, Reg S, 0.88%, due 01/24/22‡‡‡	1,143,544
590,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	634,711
1,495,000		SASOL Financing USA LLC, 5.88%, due 03/27/24	1,619,833
425,000		SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	429,879
110,000		Sensata Tech, Inc., 4.38%, due 02/15/30 144A	112,414
1,090,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	1,040,939
410,000		Shimao Property Holdings, Ltd., Reg S, 5.60%, due 07/15/26‡‡‡	429,619
200,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	212,083
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	869,576
970,000		Southern California Edison Co., 4.88%, due 03/01/49	1,152,487
250,000		Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, due 11/01/27 144A	254,063
370,000		Springleaf Finance Corp., 5.38%, due 11/15/29	386,890
610,000		Springleaf Finance Corp., 7.13%, due 03/15/26	706,426
1,395,000		Sprint Capital Corp., 6.88%, due 11/15/28	1,505,693
60,000		Sprint Capital Corp., 8.75%, due 03/15/32	72,936
225,000		Sprint Corp., 7.88%, due 09/15/23	248,718
1,085,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	1,160,272
905,000		Standard Chartered Plc, 3.09% (3 mo. USD LIBOR plus 1.20%), due 09/10/22† 144A	912,566
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	817,409
585,000		Standard Chartered Plc, 7.75% (5 year USD swap plus 5.72%)† ††††† ‡ 144A	647,575
110,000		Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	113,005
640,000		Sumitomo Mitsui Financial Group, Inc., 3.04%, due 07/16/29	653,914
830,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	974,066
420,000		Suzano Austria GmbH, 6.00%, due 01/15/29	474,746
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡‡‡	291,290
16,600,000	SEK	Swedbank Hypotek AB, (MTN), Reg S, 1.00%, due 06/15/22‡‡‡	1,805,152
370,000		Swire Pacific MTN Financing, Ltd., (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	394,301
625,000		Synchrony Financial, 4.38%, due 03/19/24	667,284
800,000		Synchrony Financial, 4.50%, due 07/23/25	863,842
200,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	207,083
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	267,000
610,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 4.75%, due 10/01/23 144A	609,994
715,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 5.50%, due 09/15/24 144A	720,355
1,100,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.00%, due 01/15/28	1,124,555
220,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.50%, due 03/01/30 144A	226,325
310,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29	344,674
795,000		TD Ameritrade Holding Corp., 2.75%, due 10/01/29	796,534
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	243,645
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	100,655
350,000		Telecom Italia SpA, 5.30%, due 05/30/24 144A	377,121
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	237,750
425,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, due 04/15/22	483,789
235,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25 144A	279,615

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
360,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, Reg S, 1.25%, due 03/31/23‡‡‡	377,500
370,000		Teva Pharmaceutical Finance Netherlands III BV, 7.13%, due 01/31/25 144A	380,835
535,000		Total Capital International SA, 2.83%, due 01/10/30	550,667
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	210,300
390,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	345,443
490,000		Twitter, Inc., 3.88%, due 12/15/27 144A	490,970
340,000		UBS Group AG, 7.00% (5 year USD swap plus 4.34%)† ††††† 144A	371,875
755,000		UniCredit SpA, 7.30% (5 year USD ICE swap plus 4.91%), due 04/02/34† 144A	869,662
655,000		UniCredit SpA, Reg S, 8.00% (5 year USD swap plus 5.18%)† ††††† ‡‡‡	716,734
1,200,000		Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	1,230,000
605,000		Unifin Financiera SAB de CV, Reg S, 7.00%, due 01/15/25‡‡‡	610,747
200,000		Union Pacific Corp., 3.84%, due 03/20/60 144A	203,971
140,000		United Rentals North America, Inc., 3.88%, due 11/15/27	143,192
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28	521,540
510,000		United Rentals North America, Inc., 5.25%, due 01/15/30	549,856
600,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	600,000
10,000		Univision Communications, Inc., 5.13%, due 02/15/25 144A	9,913
105,000		Unum Group, 4.00%, due 06/15/29	110,498
500,000		UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	515,042
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39	496,255
390,000		Verizon Communications, Inc., 3.88%, due 02/08/29	430,572
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	120,180
670,000		ViacomCBS, Inc., 6.88%, due 04/30/36	898,363
820,000		VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	856,367
950,000		Videotron, Ltd., 5.13%, due 04/15/27 144A	1,018,706
300,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, due 04/15/23 144A	147,975
585,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.75%, due 04/15/23 144A	295,425
100,000		Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	104,185
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	526,161
769,500	GBP	Virgin Media Secured Finance Plc, Reg S, 6.25%, due 03/28/29‡‡‡	1,090,110
590,000		Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	586,807
570,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27‡ 144A	596,693
755,000		Vistra Operations Co. LLC, 5.63%, due 02/15/27 144A	796,978
650,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	682,077
405,000		Vodafone Group Plc, 4.25%, due 09/17/50	424,582
130,000		Vodafone Group Plc, 4.38%, due 05/30/28	144,256
800,000		Vodafone Group Plc, 4.88%, due 06/19/49	931,616
230,000		Waste Management, Inc., 3.45%, due 06/15/29	246,525
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	407,565
280,000		Weight Watchers International, Inc., 8.63%, due 12/01/25‡ 144A	297,790
480,000		Wells Fargo & Co., 2.50%, due 03/04/21	483,563
2,500,000		Wells Fargo Bank NA, 2.43% (3 mo. USD LIBOR plus 0.50%), due 07/23/21†	2,503,807
410,000		Wendy's International LLC, 7.00%, due 12/15/25	432,857
220,000		Western Midstream Operating LP, 5.45%, due 04/01/44	195,253
390,000		Westpac Banking Corp., 4.11% (5 year CMT plus 2.00%), due 07/24/34†	409,339
1,035,000		Whiting Petroleum Corp., 5.75%, due 03/15/21	981,439
565,000		William Carter Co., (The), 5.63%, due 03/15/27 144A	608,687
240,000		William Lyon Homes, Inc., 5.88%, due 01/31/25	247,900

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
100,000		Williams Cos. (The), Inc., 8.75%, due 03/15/32	143,933
625,000		WPX Energy, Inc., 5.25%, due 10/15/27	660,531
305,000		WPX Energy, Inc., 8.25%, due 08/01/23	351,639
370,000		Wynn Macau, Ltd., 5.13%, due 12/15/29 144A	378,514
770,000		XPO CNW, Inc., 6.70%, due 05/01/34	784,031
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	303,660
150,000		YPF SA, 8.50%, due 03/23/21 144A	148,937
440,000		YPF SA, Reg S, 8.50%, due 03/23/21‡‡‡	436,880
125,000		Yum! Brands, Inc., 4.75%, due 01/15/30 144A	131,169
1,045,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	1,267,513

			274,493,491

		Mortgage Backed Securities - Private Issuers — 3.0%
610,000		BANK, Series 2019-BN23, Class A3, 2.92%, due 12/15/52	625,593
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33◆◆ 144A	1,902,422
620,000		BBCMS Trust, Series 2018-CBM, Class D, 4.13% (1 mo. USD LIBOR plus 2.39%), due 07/15/37† 144A	620,360
450,000		BBCMS Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	466,239
1,000,000		BHMS, Series 2018-MZB, Class MZB, 8.38% (1 mo. USD LIBOR plus 6.64%), due 07/15/20† 144A	1,010,122
1,500,000		BX Trust, Series 2018-BILT, Class B, 2.76% (1 mo. USD LIBOR plus 1.02%), due 05/15/30† 144A	1,493,411
930,000		BX Trust, Series 2019-IMC, Class E, 3.89% (1 mo. USD LIBOR plus 2.15%), due 04/15/34† 144A	935,497
640,000		CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.74%, due 12/15/47◆◆ 144A	659,494
480,000		CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 2.69% (1 mo. USD LIBOR plus 0.95%), due 11/15/36† 144A	479,848
325,868		Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.00%, due 01/25/68◆◆ 144A	327,692
1,172,500		CSMC, Series 2019 RIO, 8.74%, due 12/15/22‡‡‡‡ 144A	1,177,726
480,000		CSMC, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	489,238
665,000		FHLMC Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57◆◆ 144A	688,053
440,000		FHLMC Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58◆◆ 144A	455,696
880,000		FHLMC Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59◆◆ 144A	895,265
1,500,000		FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.64% (1 mo. USD LIBOR plus 4.85%), due 10/25/29† 144A	1,700,795
960,000		FNMA Connecticut Avenue Securities, Series 2018-C01, Class 1M2, 4.04% (1 mo. USD LIBOR plus 2.25%), due 07/25/30† 144A	973,579
1,920,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.04% (1 mo. USD LIBOR plus 4.25%), due 01/25/31† 144A	2,103,378
1,580,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.14% (1 mo. USD LIBOR plus 2.35%), due 01/25/31† 144A	1,604,029
642,500		FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 5.54% (1 mo. USD LIBOR plus 3.75%), due 03/25/31† 144A	680,898

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
556,139		FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.79% (1 mo. USD LIBOR plus 2.00%), due 03/25/31† 144A	558,916
975,000		FNMA Connecticut Avenue Securities Trust, Series 2019-R05, Class 1M2, 3.79% (1 mo. USD LIBOR plus 2.00%), due 07/25/39† 144A	980,873
410,000		GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.39%, due 08/10/44◆◆ 144A	408,522
1,390,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 9.95% (1 mo. USD LIBOR plus 8.21%), due 06/15/35† 144A	1,388,982
840,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 4.34% (1 mo. USD LIBOR plus 2.60%), due 09/15/29† 144A	842,707
662,443		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 5.54% (1 mo. USD LIBOR plus 3.80%), due 07/15/34† 144A	663,329
1,019,109		Motel 6 Trust, Series 2017-MTL6, Class E, 4.99% (1 mo. USD LIBOR plus 3.25%), due 08/15/34† 144A	1,025,452
820,000		Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.76% (1 mo. USD LIBOR plus 2.01%), due 04/18/24† 144A	820,914
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.49% (1 mo. USD LIBOR plus 2.75%), due 11/15/27† 144A	227,842
300,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 5.24% (1 mo. USD LIBOR plus 3.50%), due 11/15/27† 144A	257,184
1,110,760		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 2.35% (1 mo. USD LIBOR plus 0.56%), due 05/25/45†	894,594
1,571,550		Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, due 07/25/59 †† 144A	1,575,770
832,880		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 2.57% (1 mo. USD LIBOR plus 0.78%), due 01/25/45†	829,165

			29,763,585

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.2%
1,381,754		UMBS, Pool # BM5520, 3.50%, due 02/01/47	1,442,190

		Sovereign Debt Obligations — 43.7%
860,000		Abu Dhabi Government International Bond, 2.13%, due 09/30/24 144A	858,516
860,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	1,002,381
760,000		Angolan Government International Bond, 8.00%, due 11/26/29‡ 144A	812,986
114,075,000	ARS	Argentina POM Politica Monetaria, 56.59% (ARLLMONP), due 06/21/20†	1,264,726
1,260,000		Argentine Republic Government International Bond, 3.75%, due 12/31/38 ††	618,591
2,420,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	1,144,291
8,335,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	12,230,531
700,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,098,474
685,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,231,299
300,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.00%, due 03/01/23‡‡‡	419,994
2,415,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30‡‡‡ ‡‡‡‡	3,660,188
2,111,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/20	1,770,516
1,355,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	1,559,943
2,458,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 08/15/50	2,929,241
3,862,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/21	1,009,431
40,824,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	11,283,629
15,799,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	4,516,164
49,580,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	14,505,802

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
9,967,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	2,994,355
500,000		Brazilian Government International Bond, 4.75%, due 01/14/50	495,165
26,894,100,000	COP	Colombian TES, 6.00%, due 04/28/28	8,167,163
576,900,000	COP	Colombian TES, 6.25%, due 11/26/25	181,034
18,460,500,000	COP	Colombian TES, 7.00%, due 05/04/22	5,885,757
5,320,600,000	COP	Colombian TES, 7.00%, due 06/30/32	1,695,797
934,900,000	COP	Colombian TES, 7.25%, due 10/18/34	302,948
10,557,500,000	COP	Colombian TES, 7.50%, due 08/26/26	3,516,316
6,040,600,000	COP	Colombian TES, 7.75%, due 09/18/30	2,038,743
5,969,800,000	COP	Colombian TES, 10.00%, due 07/24/24	2,158,092
8,107,000,000	COP	Colombian TES, 11.00%, due 07/24/20	2,570,348
400,000		Costa Rica Government International Bond, 6.13%, due 02/19/31 144A	426,100
425,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.38%, due 09/25/28‡‡‡	551,746
439,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 02/26/34‡‡‡	607,997
1,610,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 05/03/49‡‡‡	2,322,916
904,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25 ‡,‡‡,‡‡‡	1,251,935
4,960,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	199,055
3,110,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	141,169
16,180,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	787,209
30,750,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30‡‡‡	1,273,092
13,880,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26‡‡‡	593,986
390,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	368,685
210,000		Ecuador Government International Bond, 10.75%, due 01/31/29 144A	205,348
20,426,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	1,456,021
240,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	263,117
1,320,000		Fiji Government International Bond, Reg S, 6.63%, due 10/02/20‡‡‡	1,328,250
700,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	715,398
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	204,273
336,000,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	1,248,444
164,070,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	599,300
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	328,288
395,110,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	1,474,123
120,080,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	449,103
187,110,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	785,195
246,070,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	1,173,225
430,000		Indonesia Government International Bond, 3.50%, due 01/11/28‡	449,497
1,600,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	1,930,786
24,782,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,686,055
15,805,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,053,920
47,986,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	3,451,666
50,101,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	3,605,310
43,510,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	3,110,692
37,369,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	2,874,176
192,514,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	14,980,245
11,789,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	899,988
29,893,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,257,722
4,252,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	328,672
8,419,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	653,407
65,973,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	5,096,780

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
27,998,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	2,163,001
43,775,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,490,095
30,723,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,473,687
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	797,428
3,815,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	338,125
6,410,000	ILS	Israel Government Bond — Fixed, 3.75%, due 03/31/47	2,600,085
3,604,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	1,792,640
1,500,000,000	JPY	Japan Government Five Year Bond, 0.10%, due 09/20/24	13,950,271
500,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	575,725
280,000		Kenya Government International Bond, 7.00%, due 05/22/27 144A	298,743
9,590,000,000	KRW	Korea Treasury Bond, 1.88%, due 03/10/24	8,418,180
6,519,330,000	KRW	Korea Treasury Bond, 2.38%, due 12/10/28	5,954,504
630,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	678,176
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	539,959
907,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	224,360
3,174,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	784,880
32,067,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	7,929,256
3,834,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	961,977
19,218,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	4,808,086
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	880,291
14,200,000	MYR	Malaysia Government Bond, 3.88%, due 03/10/22	3,536,418
3,566,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	898,801
5,791,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	1,481,677
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	264,898
6,189,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,569,173
1,848,000	MYR	Malaysia Government Bond, 3.91%, due 07/15/26	467,751
12,995,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,291,553
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	512,348
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	254,378
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	385,041
903,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	234,432
1,289,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	334,746
3,565,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	946,670
807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	217,266
1,866,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	512,170
1,860,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	518,254
7,520,000	MYR	Malaysia Government Bond, 4.92%, due 07/06/48	2,089,105
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,221,438
4,652,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	245,684
107,489,200	MXN	Mexican Bonos, 7.50%, due 06/03/27	5,917,086
18,523,900	MXN	Mexican Bonos, 7.75%, due 05/29/31	1,047,389
37,137,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	2,107,649
59,295,400	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,333,058
20,256,800	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,118,383
36,693,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	2,130,352
78,864,700	MXN	Mexican Bonos, 8.50%, due 05/31/29	4,651,614
52,154,300	MXN	Mexican Bonos, 8.50%, due 11/18/38	3,151,298
62,342,800	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,750,307
65,661,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	4,493,439

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
25,813,639	MXN	Mexican Udibonos, 4.00%, due 11/30/28	1,433,806
17,910,851	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,076,137
1,000,000		Mexico Government International Bond, 3.60%, due 01/30/25	1,047,770
760,000		Oman Government International Bond, 6.00%, due 08/01/29 144A	795,629
6,518,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.35%, due 08/12/28‡‡‡	2,284,643
5,378,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.95%, due 08/12/31‡‡‡	1,958,773
3,278,000	PEN	Peruvian Government International Bond, Reg S (GDN), 8.20%, due 08/12/26‡‡‡	1,260,671
58,000,000	PHP	Philippine Government International Bond, 3.90%, due 11/26/22	1,149,486
9,000,000	PHP	Philippine Government International Bond, 4.95%, due 01/15/21	179,911
95,000,000	PHP	Philippine Government International Bond, 6.25%, due 01/14/36	2,280,886
5,771,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	1,571,850
2,313,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	628,842
1,551,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	438,192
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	722,475
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	64,875
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	80,100
300,000		Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21 144A	146,250
180,000		Provincia de Buenos Aires/Argentina, Reg S, 9.95%, due 06/09/21‡‡‡	87,750
340,000		Provincia de Buenos Aires/Argentina, Reg S, 10.88%, due 01/26/21‡‡‡	237,150
650,000		Provincia de Cordoba, 7.13%, due 06/10/21 144A	484,250
480,000		Qatar Government International Bond, 4.00%, due 03/14/29 144A	536,641
200,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	248,090
770,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	991,026
1,520,000		Qatar Government International Bond, Reg S, 5.10%, due 04/23/48‡‡‡	1,956,311
580,000		Republic of Italy Government International Bond, 2.88%, due 10/17/29	552,332
6,882,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,905,682
6,457,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	1,799,379
35,997,918	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	2,265,287
885,000		Republic of South Africa Government International Bond, 4.85%, due 09/30/29	887,212
2,175,000	RON	Romania Government Bond, 3.25%, due 04/29/24	498,658
1,200,000	RON	Romania Government Bond, 3.65%, due 09/24/31	253,581
17,225,000	RON	Romania Government Bond, 4.25%, due 06/28/23	4,093,344
8,625,000	RON	Romania Government Bond, 5.00%, due 02/12/29	2,113,806
10,310,000	RON	Romania Government Bond, 5.80%, due 07/26/27	2,666,815
315,000	EUR	Romanian Government International Bond, (MTN), Reg S, 2.38%, due 04/19/27‡‡‡	387,109
442,374,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	7,510,520
78,879,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,321,759
409,603,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	6,965,617
200,347,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	3,380,800
166,659,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	2,893,868
90,051,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,520,905
174,496,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	2,892,148
274,730,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	4,937,410
156,365,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,748,530
33,612,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	595,680
595,286,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	10,714,645
212,128,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	4,039,777
1,550,000		Saudi Government International Bond, Reg S, 5.25%, due 01/16/50‡‡‡	1,929,781
440,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	463,954

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
56,591,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	2,900,431
16,259,175	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	810,404
66,006,610	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	3,999,157
49,248,454	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,290,142
28,447,485	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	1,868,944
19,071,390	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	1,209,667
107,904,365	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	6,816,041
36,416,893	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	2,430,606
18,949,924	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	1,237,050
264,693,346	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	21,189,533
103,080,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,617,738
216,571,000	THB	Thailand Government Bond, 2.88%, due 12/17/28	8,092,415
34,040,000	THB	Thailand Government Bond, 3.60%, due 06/17/67	1,569,936
32,811,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,330,988
26,010,000	THB	Thailand Government Bond, 4.00%, due 06/17/66	1,294,856
113,792,595	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	3,726,036
915,952	TRY	Turkey Government Bond, 7.10%, due 03/08/23	136,523
1,865,560	TRY	Turkey Government Bond, 8.00%, due 03/12/25	269,599
1,690,208	TRY	Turkey Government Bond, 8.80%, due 09/27/23	261,583
4,554,073	TRY	Turkey Government Bond, 9.00%, due 07/24/24	694,092
3,606,972	TRY	Turkey Government Bond, 10.50%, due 08/11/27	566,108
7,749,279	TRY	Turkey Government Bond, 10.60%, due 02/11/26	1,233,165
1,178,304	TRY	Turkey Government Bond, 11.00%, due 03/02/22	196,912
5,926,440	TRY	Turkey Government Bond, 11.00%, due 02/24/27	951,059
739,302	TRY	Turkey Government Bond, 12.20%, due 01/18/23	126,716
3,328,000	TRY	Turkey Government Bond, 12.40%, due 03/08/28	574,333
707,985	TRY	Turkey Government Bond, 16.20%, due 06/14/23	134,376
881,000		Turkey Government International Bond, 7.63%, due 04/26/29‡	975,392
1,075,000	GBP	United Kingdom Gilt, Reg S, 4.25%, due 12/07/46‡‡‡	2,360,372
57,031,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	1,322,055

			430,583,501

		U.S. Government and Agency Obligations — 8.5%
170,000		U.S. Treasury Bond, 2.25%, due 08/15/49	165,435
600,000		U.S. Treasury Bond, 2.38%, due 11/15/49	599,859
700,000		U.S. Treasury Bond, 3.13%, due 05/15/48	808,322
150,000		U.S. Treasury Bond, 3.38%, due 11/15/48	181,506
15,734,096		U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/22	15,712,211
14,617,537		U.S. Treasury Inflation Indexed Bonds, 0.63%, due 04/15/23	14,845,571
1,454,166		U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	1,617,338
9,039,000		U.S. Treasury Note, 1.38%, due 01/15/20	9,038,121
9,100,000		U.S. Treasury Note, 1.38%, due 04/30/20	9,091,747
6,500,000		U.S. Treasury Note, 1.38%, due 06/30/23	6,444,775
6,600,000		U.S. Treasury Note, 1.63%, due 03/15/20	6,599,613
1,655,000		U.S. Treasury Note, 2.13%, due 05/31/21	1,667,186
125,700		U.S. Treasury Note, 2.25%, due 03/31/20******	125,879
17,000,000		U.S. Treasury Note, 2.50%, due 05/31/20*** *****	17,059,047

			83,956,610

		TOTAL DEBT OBLIGATIONS (COST $884,565,795)	909,799,334

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.2%

	Diversified Financial Services — 0.0%
7,396,155	Edcon Holdings, Ltd. 1* **** ^	—
736,020	Edcon Holdings, Ltd. 2* **** ^	—

		—

	Oil & Gas — 0.1%
10	Amplify Energy Corp.	66
8,511	Birch Permian Holdings, Inc. * ****	76,599
66,347	Birch Permian Holdings, Inc. * ****	597,123
5,758	ConocoPhillips	374,443
5,128	Exxon Mobil Corp.	357,832
14,783	Nine Point Energy Holdings, LLC * ****	—

		1,406,063

	Oil & Gas Services — 0.1%
15,179	Halliburton Co.	371,430
9,696	Schlumberger, Ltd.	389,779

		761,209

	TOTAL COMMON STOCKS (COST $3,020,531)	2,167,272

	CONVERTIBLE PREFERRED STOCKS — 0.1%

	Electric — 0.1%
14,933	Southern Co. (The), 6.75%	804,888

	Oil & Gas — 0.0%
322	Nine Point Energy Holdings, Inc., 0.00% * ****	141,194

	TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,050,105)	946,082

	PREFERRED STOCKS — 0.0%

	Diversified Financial Services — 0.0%
6,375	B. Riley Financial, Inc., 6.50%‡	160,650
2,450	B. Riley Financial, Inc., 6.88%‡	62,793

		223,443

	TOTAL PREFERRED STOCKS (COST $220,625)	223,443

	WARRANT — 0.0%

	Oil & Gas — 0.0%
77	Amplify Energy Corp.*	—

	TOTAL WARRANT (COST $—)	—

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Notional Value	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	PURCHASED CURRENCY OPTIONS — 0.0%

	Call Options — 0.0%
1,730,000 USD	USD/AUD Option with UBS Securities LLC, Strike Price AUD 0.68, Expires 01/07/20	16
2,580,000 USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.11, Expires 01/17/20	1,143
14,000,000 USD	USD/JPY Option with Goldman Sachs International, Strike Price JPY 110.00, Expires 02/07/20	23,338
6,000,000 EUR	EUR/JPY Option with BNP Paribas S.A., Strike Price JPY 122.50, Expires 01/17/20	17,383
21,700,000 USD	USD/JPY Option with Citibank N.A., Strike Price JPY 110.50, Expires 01/10/20	2,322

	Put Options — 0.0%
14,500,000 EUR	EUR/USD Option with Morgan Stanley & Co., Strike Price USD 1.10, Expires 01/10/20	537
14,000,000 EUR	EUR/USD Option with Bank of America N.A., Strike Price USD 1.11, Expires 02/07/20	30,314
2,880,000 USD	USD/GBP Option with UBS Securities LLC, Strike Price GBP 1.30, Expires 03/20/20	73,224
1,920,000 USD	USD/RUB Option with UBS Securities LLC, Strike Price RUB 63.25, Expires 02/19/20	38,519

	TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $276,826)	186,796

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Call Options — 0.0%
57	7,320,047	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $128.50, Expires 01/24/20	26,719

		Put Options — 0.0%
34	5,492,700	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,950.00, Expires 01/17/20	4,165
14	2,261,700	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,850.00, Expires 01/17/20	945
12	1,938,600	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $3,050.00, Expires 02/21/20	12,150
11	1,777,050	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $3,000.00, Expires 02/21/20	8,525
16	2,584,800	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,950.00, Expires 03/20/20	17,800
10	1,615,500	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $3,000.00, Expires 03/20/20	13,875
9	1,453,950	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,900.00, Expires 03/20/20	8,100

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		Put Options — continued
128	19,956,000	U.S. Long Bond Future Option with JPMorgan Securities, Inc., Strike Price $157.00, Expires 01/24/20	234,000

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $366,369)	326,279

		PURCHASED INDEX OPTIONS — 0.0%

		Put Options — 0.0%
16	13,972,917	NASDAQ 100 E-mini Index with Citigroup Global Markets Inc., Strike Price $7,500.00, Expires 03/20/20	76,800
24	20,959,375	NASDAQ 100 E-mini Index with Citigroup Global Markets Inc., Strike Price $7,250.00, Expires 03/20/20	86,400
524	1,692,929	S&P 500 Futures with UBS Securities LLC, Strike Price $2,865.20, Expires 01/24/20	—

		TOTAL INDEX OPTIONS PURCHASED (PREMIUMS PAID $1,080,882)	163,200

Notional Value		Description	Value ($)

		PURCHASED SWAPTIONS — 0.0%

		Put Swaptions — 0.0%
7,500,000	USD	CDX.NA.HY Index Option with Citibank N.A., Strike Price $104.00, Expires 01/15/20	1,315
10,500,000	USD	CDX.NA.HY Index Option with JPMorgan Chase Bank N.A., Strike Price $ 106.00, Expires 02/19/20	23,297
10,500,000	USD	CDX.NA.HY Index Option with Bank of America N.A., Strike Price $106.00, Expires 02/19/20	23,297

		TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $151,575)	47,909

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $1,875,652)	724,184

Par Value (a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.2%

		Certificates of Deposit — 0.7%
400,000		Broadcom, Inc., 2.64%, due 01/09/20‡‡ 144A	399,741
2,300,000		Enel Finance America LLC, 3.88%, due 01/23/20‡‡ 144A	2,297,077
600,000		ENI Finance USA, Inc., 1.87%, due 01/14/20‡‡ 144A	599,571
1,300,000		FMC Technologies, Inc., 2.18%, due 03/04/20‡‡ 144A	1,295,071
1,800,000		Southern California Edison, 1.83%, due 01/02/20‡‡ 144A	1,799,821

			6,391,281

		Investment Company — 2.2%
21,885,006		T. Rowe Price Government Reserve Fund, 1.58%, due 09/19/34	21,885,006

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2019 (Unaudited)

Par Value (a)			Description	Value ($)

			Mutual Fund - Securities Lending Collateral — 0.6%
5,903,540			State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.53%## **	5,903,540

			Sovereign Debt Obligations — 1.7%
7,154,000	BRL		Brazil Letras do Tesouro Nacional Bills, 5.66%, due 07/01/22‡‡	1,553,971
11,483,000	BRL		Brazil Letras do Tesouro Nacional Bills, 6.30%, due 07/01/23‡‡	2,328,474
9,393,000	BRL		Brazil Letras do Tesouro Nacional Bills, 5.29%, due 01/01/22‡‡	2,107,754
2,574,000	BRL		Brazil Letras do Tesouro Nacional Bills, 4.84%, due 07/01/21‡‡	595,960
103,500,000	EGP		Egypt Treasury Bills, 5.76%, due 01/14/20‡‡	6,434,487
16,600,000	EGP		Egypt Treasury Bills, 13.03%, due 06/16/20‡‡	975,904
29,550,000	EGP		Egypt Treasury Bills, 10.55%, due 03/17/20‡‡	1,801,162
9,250,000	EGP		Egypt Treasury Bills, 10.85%, due 02/11/20‡‡	569,239

			TOTAL SOVEREIGN DEBT OBLIGATIONS	16,366,951

			TOTAL SHORT-TERM INVESTMENTS (COST $50,161,544)	50,546,778

			TOTAL INVESTMENTS — 97.8% (Cost $940,894,252)	964,407,093

			Other Assets and Liabilities (net) — 2.2%	21,721,467

			NET ASSETS — 100.0%	$986,128,560

			Notes to Schedule of Investments:

			ARLLMONP — Argentina Blended Historical Policy Rate

			ARS — Auction Rate Security

			CDX.NA.HY — Markit North America High Yield CDS Index

			CLO — Collateralized Loan Obligation

			CMT — Constant Maturing Treasury Rate

			FNMA — Federal National Mortgage Association

			GDN — Global Depository Note

			MTN — Medium Term Note

			PIK — Payment In Kind

			REIT — Real Estate Investment Trust

			SOFR — Secured Overnight Financing Rate

			UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

		#	Year of maturity is greater than 2100.

		##	The rate disclosed is the 7 day net yield as of December 31, 2019.

		###	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

		*	Non-income producing security

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $814,916 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2019 was $1,911,239.

	*****	All or a portion of this security is pledged for open centrally cleared swaps collateral.

	******	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆	◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

	†	Variable or floating rate note. Rate shown is as of December 31, 2019.

	††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	†††††	Security is perpetual and has no stated maturity date.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $5,089,428, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $197,085,935 which represents 20.0% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

At December 31, 2019, the Fund held the following restricted securities:

Restricted Securities	Acquistion Date	Principal Amount		Cost	Value
Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30	06/11/19	CLP	2,415,000,000	$3,901,592	$3,660,188
CSMC, Series 2019 RIO, 8.74%, due 12/15/22	12/16/19	USD	1,172,500	1,172,500	1,177,726
Symphony CLO IX, LP, Series 2012-9A, Class D2R2, 6.38% (3 mo. USD LIBOR plus 4.10%), due 07/16/32	11/21/19	USD	250,000	243,488	251,514

					$5,089,428

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	120,000	USD	80,598	01/17/20	Barclays Bank Plc	$3,786
AUD	674,000	USD	463,500	01/24/20	Barclays Bank Plc	10,537
AUD	739,286	USD	502,157	02/18/20	Barclays Bank Plc	18,114
AUD	200,000	USD	134,295	01/17/20	Citibank N.A.	6,345
AUD	7,800,000	USD	5,373,693	01/24/20	HSBC Bank USA, N.A.	112,197
AUD	1,161,571	USD	788,126	01/09/20	JPMorgan Chase Bank N.A.	28,530
BRL	4,195,580	USD	1,030,855	01/16/20	Bank of America, N.A.	11,667
BRL	3,258,320	USD	790,584	01/16/20	Barclays Bank Plc	19,048
BRL	5,880,000	USD	1,393,596	01/17/20	Barclays Bank Plc	67,428
BRL	13,127,580	USD	3,165,186	01/16/20	Citibank N.A.	96,771
BRL	1,768,750	USD	421,482	01/17/20	Citibank N.A.	18,005
BRL	1,888,680	USD	450,222	01/16/20	Goldman Sachs International	19,080
BRL	6,845,730	USD	1,646,722	01/16/20	HSBC Bank Plc	54,313
BRL	1,331,920	USD	325,181	01/16/20	JPMorgan Chase Bank N.A.	5,776
BRL	11,565,000	USD	2,754,490	01/17/20	JPMorgan Chase Bank N.A.	119,106
BRL	1,331,920	USD	324,186	01/16/20	Morgan Stanley & Co.	6,771
BRL	10,330,000	USD	2,454,066	02/19/20	Morgan Stanley & Co.	109,518
CAD	522,537	USD	397,545	01/03/20	Citibank N.A.	5,418
CAD	572,036	USD	430,450	01/17/20	Citibank N.A.	10,723
CAD	3,708,000	USD	2,833,703	01/24/20	HSBC Bank USA, N.A.	26,115
CAD	2,150,000	USD	1,632,763	01/17/20	JPMorgan Chase Bank N.A.	25,388
CAD	639,202	USD	489,600	01/28/20	JPMorgan Chase Bank N.A.	3,397
CAD	286,249	USD	218,677	01/24/20	State Street Bank London	2,094
CLP	73,111,060	USD	91,583	01/16/20	Bank of America, N.A.	5,664
CLP	1,027,529,400	USD	1,291,840	01/10/20	JPMorgan Chase Bank N.A.	74,837
CLP	2,186,490,600	USD	2,760,372	01/15/20	JPMorgan Chase Bank N.A.	147,928
CLP	509,854,060	USD	687,274	01/16/20	Morgan Stanley & Co.	(9,099)
CNH	10,629,740	USD	1,524,847	01/16/20	Citibank N.A.	1,014
CNH	12,962,520	USD	1,855,246	01/16/20	HSBC Bank Plc	5,478
CNH	340,050	USD	48,530	01/16/20	JPMorgan Chase Bank N.A.	283
CNH	7,455,520	USD	1,063,941	01/16/20	Royal Bank of Scotland Plc	6,272
COP	2,315,578,080	USD	683,465	01/16/20	Bank of America, N.A.	21,814
COP	11,928,496,065	USD	3,565,108	01/16/20	Citibank N.A.	68,073
COP	4,469,122,070	USD	1,339,478	01/16/20	HSBC Bank Plc	21,727

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	2,369,421,940	USD	672,367	01/16/20	JPMorgan Chase Bank N.A.	$49,311
COP	2,637,388,200	USD	792,301	01/16/20	Morgan Stanley & Co.	10,994
CZK	17,514,220	USD	769,092	01/16/20	Citibank N.A.	4,510
CZK	11,086,595	USD	477,879	01/16/20	Credit Suisse International	11,815
CZK	29,226,016	USD	1,277,290	01/16/20	Deutsche Bank AG	13,622
CZK	43,328,770	USD	1,893,846	01/16/20	Goldman Sachs International	19,984
CZK	4,790,000	USD	208,201	01/16/20	HSBC Bank Plc	3,373
CZK	47,562,000	USD	2,068,400	03/16/20	JPMorgan Chase Bank N.A.	32,688
CZK	75,184,360	USD	3,274,924	01/16/20	Morgan Stanley & Co.	45,966
CZK	3,463,770	USD	149,322	01/16/20	Royal Bank of Scotland Plc	3,672
EUR	410,000	USD	453,985	01/17/20	Barclays Bank Plc	6,642
EUR	1,171,320	USD	1,311,375	01/21/20	Barclays Bank Plc	4,912
EUR	443,571	USD	491,727	02/18/20	Barclays Bank Plc	7,613
EUR	741,000	USD	822,044	01/31/20	BNP Paribas S.A.	11,187
EUR	1,118,535	USD	1,254,933	01/17/20	Citibank N.A.	1,721
EUR	567,600	USD	629,460	02/12/20	Citibank N.A.	9,265
EUR	4,030,271	USD	4,467,274	02/21/20	Citibank N.A.	70,564
EUR	1,259,039	USD	1,392,915	01/31/20	Deutsche Bank AG	22,834
EUR	520,000	USD	576,961	01/17/20	JPMorgan Chase Bank N.A.	7,250
EUR	2,512,377	USD	2,793,549	02/21/20	JPMorgan Chase Bank N.A.	35,233
EUR	3,862,060	USD	4,291,616	01/16/20	State Street Bank London	47,067
EUR	105,223	USD	117,154	01/31/20	State Street Bank London	1,166
GBP	479,590	USD	588,282	01/17/20	Citibank N.A.	47,317
GBP	1,171,491	USD	1,556,572	02/21/20	Goldman Sachs International	(2,510)
GBP	1,164,000	USD	1,506,756	02/21/20	Morgan Stanley & Co.	37,369
HUF	113,714,420	USD	386,442	01/16/20	Bank of America, N.A.	(227)
HUF	206,019,270	USD	683,209	01/16/20	Citibank N.A.	16,505
HUF	208,480,000	USD	701,407	01/16/20	Goldman Sachs International	6,665
HUF	254,673,400	USD	858,404	01/16/20	HSBC Bank Plc	6,558
HUF	516,869,000	USD	1,734,004	03/16/20	JPMorgan Chase Bank N.A.	26,786
HUF	71,328,100	USD	242,497	01/16/20	Morgan Stanley & Co.	(242)
HUF	296,749,090	USD	993,318	01/16/20	State Street Bank London	14,547
HUF	229,706,590	USD	765,879	01/16/20	Toronto Dominion Bank	14,286
IDR	2,100,000,000	USD	149,180	01/16/20	Barclays Bank Plc	1,915
IDR	8,180,847,389	USD	577,253	01/16/20	Citibank N.A.	11,355
IDR	18,305,321,990	USD	1,291,437	01/16/20	Deutsche Bank AG	25,622
IDR	92,884,657,542	USD	6,601,846	01/16/20	HSBC Bank Plc	81,165
IDR	40,630,024,000	USD	2,862,992	01/16/20	HSBC Bank USA, N.A.	60,321
IDR	21,739,706,870	USD	1,522,298	01/16/20	JPMorgan Chase Bank N.A.	41,864
ILS	15,721,836	USD	4,482,106	01/14/20	Citibank N.A.	71,912
ILS	6,470,000	USD	1,863,384	01/14/20	JPMorgan Chase Bank N.A.	10,728
INR	51,752,390	USD	730,450	01/16/20	Citibank N.A.	(6,318)
INR	52,476,600	USD	727,730	01/16/20	Deutsche Bank AG	6,536
INR	21,433,230	USD	297,028	01/16/20	Goldman Sachs International	2,871
INR	81,830,150	USD	1,135,780	01/16/20	HSBC Bank Plc	9,208
INR	110,644,000	USD	1,528,232	01/16/20	HSBC Bank USA, N.A.	19,926
INR	83,479,410	USD	1,153,553	01/16/20	JPMorgan Chase Bank N.A.	14,512

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
INR	716,973,610	USD	9,968,779	01/16/20	Morgan Stanley & Co.	$63,292
JPY	94,747,506	USD	884,160	01/24/20	Bank of America, N.A.	(11,482)
JPY	228,630,000	USD	2,150,860	01/17/20	Barclays Bank Plc	(45,851)
JPY	961,882,000	USD	8,914,701	01/24/20	BNP Paribas S.A.	(55,226)
JPY	9,249,558	USD	84,591	01/16/20	Citibank N.A.	565
JPY	322,733,442	USD	2,951,468	01/16/20	HSBC Bank Plc	19,795
JPY	975,382,413	USD	9,034,952	01/24/20	HSBC Bank USA, N.A.	(51,130)
JPY	47,294,075	USD	438,275	01/17/20	JPMorgan Chase Bank N.A.	(2,835)
JPY	160,269,140	USD	1,465,133	01/16/20	State Street Bank London	10,393
KRW	4,334,114,425	USD	3,728,912	01/16/20	Citibank N.A.	20,022
KRW	235,772,000	USD	195,873	01/16/20	HSBC Bank USA, N.A.	8,066
KRW	2,768,808,350	USD	2,369,541	01/10/20	JPMorgan Chase Bank N.A.	25,125
KRW	5,014,311,550	USD	4,311,980	01/13/20	JPMorgan Chase Bank N.A.	25,036
KRW	3,096,041,000	USD	2,645,511	01/16/20	State Street Bank London	32,511
KZT	158,542,340	USD	406,415	02/18/20	Royal Bank of Scotland Plc	3,891
MXN	5,426,436	USD	286,676	01/16/20	Bank of America, N.A.	148
MXN	29,100,000	USD	1,450,988	01/17/20	Barclays Bank Plc	86,909
MXN	47,193,144	USD	2,428,883	01/16/20	Citibank N.A.	65,594
MXN	40,045,292	USD	2,099,709	01/16/20	Deutsche Bank AG	16,956
MXN	59,019,028	USD	3,064,450	01/16/20	Goldman Sachs International	55,105
MXN	16,411,650	USD	840,711	01/16/20	HSBC Bank Plc	26,756
MXN	12,617,240	USD	667,638	01/16/20	JPMorgan Chase Bank N.A.	(731)
MXN	14,986,000	USD	781,979	03/17/20	JPMorgan Chase Bank N.A.	2,932
MXN	42,422,045	USD	2,187,605	01/24/20	Morgan Stanley & Co.	51,948
MXN	11,007,280	USD	562,945	01/16/20	Royal Bank of Scotland Plc	18,865
MXN	13,449,950	USD	696,041	01/16/20	State Street Bank London	14,880
MXN	518,028	USD	27,172	01/24/20	State Street Bank London	175
MXN	12,445,150	USD	633,783	01/16/20	Toronto Dominion Bank	24,027
MYR	2,997,520	USD	726,848	01/16/20	Barclays Bank Plc	5,617
MYR	2,401,590	USD	581,217	01/16/20	Goldman Sachs International	5,628
MYR	516,330	USD	123,790	01/16/20	Morgan Stanley & Co.	2,378
PEN	112,000	USD	33,166	01/10/20	JPMorgan Chase Bank N.A.	652
PEN	512,000	USD	150,743	01/13/20	JPMorgan Chase Bank N.A.	3,836
PHP	19,333,620	USD	380,921	01/16/20	Barclays Bank Plc	710
PHP	39,598,890	USD	779,352	01/16/20	HSBC Bank Plc	2,298
PHP	18,780,000	USD	368,741	01/10/20	JPMorgan Chase Bank N.A.	2,038
PLN	2,224,550	USD	580,878	01/16/20	Bank of America, N.A.	6,512
PLN	4,059,000	USD	1,049,068	02/14/20	Bank of America, N.A.	22,808
PLN	958,000	USD	246,981	02/14/20	BNP Paribas S.A.	6,001
PLN	12,278,910	USD	3,207,819	01/16/20	Goldman Sachs International	34,415
PLN	3,309,030	USD	858,722	01/16/20	HSBC Bank Plc	15,025
PLN	19,626,480	USD	5,091,680	01/16/20	JPMorgan Chase Bank N.A.	90,674
PLN	30,981,000	USD	8,007,185	03/16/20	JPMorgan Chase Bank N.A.	174,531
PLN	946,970	USD	249,376	01/16/20	UBS AG	671
RON	16,839,020	USD	3,916,554	01/16/20	Goldman Sachs International	31,220
RON	2,308,000	USD	534,249	01/17/20	JPMorgan Chase Bank N.A.	6,818
RON	19,731,000	USD	4,557,339	03/16/20	JPMorgan Chase Bank N.A.	56,134

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
RON	438,660	USD	102,748	01/16/20	Royal Bank of Scotland Plc	$92
RON	1,168,000	USD	272,865	01/17/20	State Street Bank London	950
RUB	225,275,230	USD	3,520,479	01/16/20	Bank of America, N.A.	103,392
RUB	42,673,400	USD	665,161	01/16/20	Barclays Bank Plc	21,301
RUB	372,418,240	USD	5,798,347	01/17/20	BNP Paribas S.A.	191,810
RUB	26,615,250	USD	414,245	01/16/20	Credit Suisse International	13,899
RUB	24,219,170	USD	378,357	01/16/20	Goldman Sachs International	11,243
RUB	107,502,050	USD	1,672,357	01/16/20	HSBC Bank Plc	56,965
RUB	117,195,970	USD	1,829,248	01/16/20	JPMorgan Chase Bank N.A.	56,016
RUB	175,553,752	USD	2,815,070	01/17/20	JPMorgan Chase Bank N.A.	8,623
RUB	66,452,060	USD	1,032,185	01/16/20	Morgan Stanley & Co.	36,791
RUB	25,183,010	USD	390,102	01/16/20	UBS AG	15,003
THB	392,202,210	USD	12,955,111	01/16/20	HSBC Bank Plc	142,745
THB	22,360,360	USD	740,287	01/16/20	Morgan Stanley & Co.	6,453
THB	23,527,870	USD	775,113	01/16/20	Royal Bank of Scotland Plc	10,616
TRY	8,350,599	USD	1,433,899	01/16/20	Bank of America, N.A.	(35,741)
TRY	2,394,521	USD	401,883	01/16/20	HSBC Bank Plc	(964)
TRY	22,351,000	USD	3,767,552	03/16/20	JPMorgan Chase Bank N.A.	(80,680)
TRY	6,053,200	USD	1,027,773	01/16/20	Royal Bank of Scotland Plc	(14,274)
ZAR	22,075,000	USD	1,457,625	01/10/20	Bank of America, N.A.	119,606
ZAR	37,284,180	USD	2,531,007	01/16/20	Bank of America, N.A.	130,757
ZAR	47,557,380	USD	3,387,865	01/10/20	Barclays Bank Plc	10,050
ZAR	10,866,270	USD	729,922	01/16/20	Barclays Bank Plc	45,834
ZAR	48,202,892	USD	3,223,200	01/10/20	BNP Paribas S.A.	220,835
ZAR	13,127,866	USD	894,684	01/16/20	Citibank N.A.	42,530
ZAR	1,152,494	USD	81,701	01/16/20	Deutsche Bank AG	577
ZAR	12,229,770	USD	834,968	01/16/20	Goldman Sachs International	38,131
ZAR	46,625,640	USD	3,197,778	01/16/20	HSBC Bank Plc	130,885
ZAR	9,199,384	USD	624,394	01/10/20	HSBC Bank USA, N.A.	32,890
ZAR	21,509,000	USD	1,487,391	01/10/20	JPMorgan Chase Bank N.A.	49,399
ZAR	10,496,520	USD	721,887	01/16/20	JPMorgan Chase Bank N.A.	27,473
ZAR	28,157,475	USD	1,864,665	01/10/20	Morgan Stanley & Co.	147,151
USD	332,215	AUD	490,000	01/17/20	Barclays Bank Plc	(12,353)
USD	3,014,526	AUD	4,466,893	01/17/20	Citibank N.A.	(126,592)
USD	502,049	AUD	739,286	02/18/20	Goldman Sachs & Co.	(18,222)
USD	5,349,830	BRL	21,962,253	01/16/20	Bank of America, N.A.	(107,377)
USD	1,830,614	BRL	7,590,680	01/16/20	Barclays Bank Plc	(55,527)
USD	2,863,232	BRL	12,240,000	03/03/20	BNP Paribas S.A.	(172,633)
USD	510,102	BRL	2,143,040	01/16/20	Citibank N.A.	(22,403)
USD	1,416,726	BRL	5,896,871	01/16/20	Deutsche Bank AG	(48,535)
USD	278,135	BRL	1,156,255	01/16/20	Goldman Sachs International	(9,172)
USD	1,783,608	BRL	7,522,902	03/03/20	Goldman Sachs International	(82,284)
USD	1,331,641	BRL	5,570,920	01/16/20	HSBC Bank Plc	(52,628)
USD	4,027,824	BRL	16,926,529	03/03/20	HSBC Bank USA, N.A.	(170,432)
USD	1,926,208	BRL	8,074,100	01/10/20	JPMorgan Chase Bank N.A.	(80,428)
USD	1,482,601	BRL	6,216,100	01/13/20	JPMorgan Chase Bank N.A.	(62,127)
USD	416,339	BRL	1,744,670	01/16/20	JPMorgan Chase Bank N.A.	(17,178)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,673,608	BRL	11,119,000	01/17/20	JPMorgan Chase Bank N.A.	$(89,168)
USD	2,452,808	BRL	10,330,000	02/19/20	Morgan Stanley & Co.	(110,777)
USD	1,530,722	BRL	6,481,000	03/03/20	Morgan Stanley & Co.	(76,749)
USD	1,333,123	BRL	5,642,176	03/03/20	State Street Bank London	(66,296)
USD	691,927	BRL	2,810,000	01/16/20	UBS AG	(6,305)
USD	393,000	CAD	522,537	01/03/20	BNP Paribas S.A.	(9,962)
USD	456,521	CAD	600,304	01/17/20	Citibank N.A.	(6,453)
USD	489,467	CAD	639,202	01/28/20	Citibank N.A.	(3,530)
USD	472,457	CAD	621,999	02/04/20	Morgan Stanley & Co.	(7,285)
USD	415,962	CLP	310,349,240	01/16/20	Bank of America, N.A.	3,156
USD	5,225,754	CLP	4,118,341,474	03/06/20	BNP Paribas S.A.	(254,325)
USD	372,103	CLP	289,384,670	01/16/20	Citibank N.A.	(12,817)
USD	510,618	CLP	388,743,480	01/16/20	Goldman Sachs International	(6,463)
USD	1,480,079	CLP	1,169,040,056	03/06/20	JPMorgan Chase Bank N.A.	(75,507)
USD	510,280	CLP	390,109,080	01/16/20	Royal Bank of Scotland Plc	(8,617)
USD	611,360	COP	2,105,219,500	01/16/20	Citibank N.A.	(29,847)
USD	2,626,000	COP	9,056,019,880	01/16/20	HSBC Bank Plc	(132,283)
USD	2,587,349	COP	8,763,649,100	01/10/20	JPMorgan Chase Bank N.A.	(82,403)
USD	1,104,066	COP	3,810,131,520	01/16/20	Morgan Stanley & Co.	(56,424)
USD	504,811	COP	1,735,541,290	01/16/20	Royal Bank of Scotland Plc	(23,800)
USD	188,806	COP	651,851,280	01/16/20	UBS AG	(9,735)
USD	1,425,064	CZK	32,654,070	01/16/20	Deutsche Bank AG	(17,265)
USD	309,755	CZK	7,120,000	01/16/20	Goldman Sachs International	(4,735)
USD	1,381,392	EUR	1,251,040	01/16/20	Bank of America, N.A.	(24,041)
USD	256,280	EUR	230,000	01/23/20	Bank of America, N.A.	(2,218)
USD	122,429	EUR	110,000	03/18/20	Bank of America, N.A.	(1,627)
USD	886,523	EUR	796,040	01/16/20	Barclays Bank Plc	(7,758)
USD	1,041,255	EUR	940,000	01/17/20	Barclays Bank Plc	(14,818)
USD	520,103	EUR	469,560	01/21/20	Barclays Bank Plc	(7,571)
USD	830,054	EUR	745,000	01/23/20	Barclays Bank Plc	(7,254)
USD	492,942	EUR	446,027	01/17/20	BNP Paribas S.A.	(8,161)
USD	491,375	EUR	443,571	02/18/20	BNP Paribas S.A.	(7,966)
USD	1,636,615	EUR	1,476,000	01/17/20	Citibank N.A.	(21,644)
USD	629,315	EUR	567,600	02/12/20	Citibank N.A.	(9,410)
USD	452,201	EUR	405,000	01/16/20	Deutsche Bank AG	(2,781)
USD	366,602	EUR	327,772	01/31/20	Deutsche Bank AG	(1,968)
USD	1,188,684	EUR	1,070,000	01/13/20	Goldman Sachs & Co.	(13,140)
USD	86,901	EUR	77,847	02/21/20	Goldman Sachs International	(750)
USD	33,333	EUR	30,000	01/16/20	HSBC Bank Plc	(369)
USD	645,336	EUR	580,000	01/10/20	HSBC Bank USA, N.A.	(5,997)
USD	628,353	EUR	565,000	01/13/20	HSBC Bank USA, N.A.	(6,255)
USD	932,871	EUR	840,000	01/27/20	HSBC Bank USA, N.A.	(11,445)
USD	289,303	EUR	260,076	01/31/20	HSBC Bank USA, N.A.	(3,144)
USD	3,367,285	EUR	3,036,684	01/17/20	JPMorgan Chase Bank N.A.	(44,375)
USD	1,404,721	EUR	1,263,000	02/21/20	JPMorgan Chase Bank N.A.	(17,339)
USD	8,543,757	EUR	7,652,827	01/31/20	Morgan Stanley & Co.	(61,603)
USD	235,983	EUR	212,109	02/21/20	Morgan Stanley & Co.	(2,839)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,895,665	EUR	2,619,080	01/16/20	Royal Bank of Scotland Plc	$(46,639)
USD	1,067,956	EUR	960,000	01/09/20	Standard Chartered Bank	(10,047)
USD	1,100,724	EUR	990,000	01/06/20	State Street Bank and Trust	(10,759)
USD	840,802	EUR	755,000	01/23/20	State Street Bank and Trust	(7,746)
USD	489,746	EUR	440,490	01/16/20	State Street Bank London	(5,105)
USD	169,552	EUR	152,620	02/21/20	State Street Bank London	(2,289)
USD	4,454,160	GBP	3,459,300	02/21/20	BNP Paribas S.A.	(134,835)
USD	640,107	GBP	495,000	01/27/20	HSBC Bank USA, N.A.	(16,102)
USD	306,079	GBP	236,168	02/21/20	HSBC Bank USA, N.A.	(7,214)
USD	283,553	GBP	215,000	01/16/20	UBS AG	(1,378)
USD	3,805,826	HKD	29,841,000	01/31/20	HSBC Bank USA, N.A.	(22,792)
USD	243,267	HKD	1,907,000	01/31/20	JPMorgan Chase Bank N.A.	(1,402)
USD	275,562	HUF	81,300,980	01/16/20	Citibank N.A.	(565)
USD	1,524,728	HUF	454,093,012	01/16/20	Deutsche Bank AG	(17,533)
USD	322,378	HUF	96,540,000	01/16/20	HSBC Bank Plc	(5,507)
USD	391,078	HUF	117,840,000	01/16/20	State Street Bank London	(9,148)
USD	812,330	IDR	11,424,398,800	01/16/20	Bank of America, N.A.	(9,650)
USD	2,392,482	IDR	34,320,455,323	01/16/20	Barclays Bank Plc	(76,860)
USD	1,553,470	IDR	22,174,062,712	01/17/20	Barclays Bank Plc	(41,798)
USD	351,716	IDR	5,036,567,168	01/16/20	BNP Paribas S.A.	(10,663)
USD	1,849,306	IDR	26,349,240,710	01/16/20	Citibank N.A.	(46,511)
USD	2,888,171	IDR	41,388,220,896	01/16/20	Credit Suisse International	(89,694)
USD	682,981	IDR	9,669,045,400	01/16/20	Goldman Sachs International	(12,702)
USD	3,421,552	IDR	48,183,505,810	01/16/20	HSBC Bank Plc	(45,230)
USD	879,796	IDR	12,600,435,152	01/16/20	HSBC Bank USA, N.A.	(26,800)
USD	1,091,017	IDR	15,492,118,021	01/10/20	JPMorgan Chase Bank N.A.	(24,246)
USD	2,485,046	IDR	35,186,300,320	01/13/20	JPMorgan Chase Bank N.A.	(47,288)
USD	433,737	IDR	6,163,405,860	01/16/20	Morgan Stanley & Co.	(9,717)
USD	902,446	IDR	12,748,240,000	01/16/20	UBS AG	(14,784)
USD	350,718	ILS	1,224,867	01/14/20	Bank of America, N.A.	(4,080)
USD	290,470	ILS	1,024,725	01/14/20	Citibank N.A.	(6,354)
USD	2,546,375	INR	183,008,000	01/16/20	Bank of America, N.A.	(14,318)
USD	557,588	INR	40,000,000	01/16/20	BNP Paribas S.A.	(2,101)
USD	1,421,862	INR	101,928,860	01/16/20	Citibank N.A.	(4,352)
USD	682,843	INR	48,755,000	01/16/20	Goldman Sachs International	651
USD	2,628,652	INR	188,417,521	01/16/20	HSBC Bank Plc	(7,732)
USD	2,493,929	INR	179,313,500	01/16/20	HSBC Bank USA, N.A.	(15,070)
USD	3,568,562	INR	254,901,260	01/16/20	JPMorgan Chase Bank N.A.	1,921
USD	3,371,888	INR	241,984,809	01/16/20	Morgan Stanley & Co.	(14,023)
USD	1,345,374	JPY	145,466,500	01/16/20	Bank of America, N.A.	6,128
USD	1,338,095	JPY	144,227,872	01/17/20	Barclays Bank Plc	10,181
USD	2,890,478	JPY	314,285,630	01/16/20	Citibank N.A.	(3,010)
USD	242,957	JPY	25,740,000	01/17/20	Citibank N.A.	5,968
USD	14,156,312	JPY	1,530,210,213	01/24/20	HSBC Bank USA, N.A.	62,215
USD	18,742,757	JPY	2,022,936,000	01/24/20	JPMorgan Chase Bank N.A.	110,377
USD	300,041	JPY	32,500,030	01/16/20	Morgan Stanley & Co.	828
USD	19,076	JPY	2,056,937	01/24/20	State Street Bank London	130

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	685,334	KRW	802,800,000	01/16/20	Bank of America, N.A.	$(9,074)
USD	8,441,040	KRW	10,015,542,001	01/16/20	Barclays Bank Plc	(222,230)
USD	4,028,510	KRW	4,809,690,868	01/16/20	BNP Paribas S.A.	(131,789)
USD	3,735,822	KRW	4,334,114,425	04/09/20	Citibank N.A.	(21,151)
USD	1,471,141	KRW	1,703,434,000	04/09/20	Goldman Sachs International	(5,460)
USD	3,013,740	KRW	3,497,413,000	04/09/20	HSBC Bank USA, N.A.	(17,949)
USD	3,666,695	KRW	4,373,451,000	01/16/20	JPMorgan Chase Bank N.A.	(116,264)
USD	765,157	MXN	14,844,420	01/16/20	Bank of America, N.A.	(19,472)
USD	1,460,165	MXN	28,658,780	01/16/20	Barclays Bank Plc	(54,645)
USD	472,502	MXN	9,040,000	01/17/20	Citibank N.A.	(5,250)
USD	1,896,287	MXN	36,779,079	01/16/20	Goldman Sachs International	(47,736)
USD	1,488,860	MXN	28,788,810	01/16/20	HSBC Bank Plc	(32,824)
USD	3,217,869	MXN	63,213,609	01/24/20	HSBC Bank USA, N.A.	(119,317)
USD	1,740,457	MXN	33,790,102	01/16/20	JPMorgan Chase Bank N.A.	(45,579)
USD	395,879	MXN	7,742,031	01/24/20	JPMorgan Chase Bank N.A.	(12,840)
USD	2,870,707	MXN	55,932,000	03/17/20	JPMorgan Chase Bank N.A.	(58,800)
USD	879,212	MXN	16,946,810	01/16/20	Morgan Stanley & Co.	(16,542)
USD	1,714,074	MXN	33,196,161	01/16/20	Royal Bank of Scotland Plc	(40,568)
USD	555,306	MXN	10,545,000	01/16/20	Toronto Dominion Bank	(2,069)
USD	840,395	MXN	16,068,840	01/16/20	UBS AG	(8,952)
USD	5,487,433	MYR	22,947,348	03/06/20	HSBC Bank USA, N.A.	(114,582)
USD	2,005,196	MYR	8,289,480	01/16/20	Morgan Stanley & Co.	(20,396)
USD	5,128,099	PEN	17,153,490	01/16/20	HSBC Bank Plc	(50,196)
USD	270,739	PEN	909,440	01/16/20	Morgan Stanley & Co.	(3,803)
USD	1,816,540	PHP	92,393,500	03/06/20	HSBC Bank USA, N.A.	(4,010)
USD	1,817,970	PHP	92,393,500	03/06/20	Morgan Stanley & Co.	(2,580)
USD	535,159	PLN	2,072,150	01/16/20	Citibank N.A.	(11,991)
USD	193,148	PLN	748,000	02/14/20	JPMorgan Chase Bank N.A.	(4,379)
USD	39,033	PLN	151,073	01/16/20	Morgan Stanley & Co.	(858)
USD	204,898	PLN	793,077	01/16/20	Royal Bank of Scotland Plc	(4,513)
USD	745,681	PLN	2,907,640	01/16/20	UBS AG	(22,078)
USD	430,067	RON	1,860,124	01/17/20	Bank of America, N.A.	(6,004)
USD	328,960	RON	1,423,823	01/17/20	Citibank N.A.	(4,828)
USD	1,795,119	RON	7,743,400	01/16/20	Goldman Sachs International	(20,259)
USD	574,853	RON	2,469,062	01/17/20	Goldman Sachs International	(3,972)
USD	248,288	RON	1,070,000	01/16/20	JPMorgan Chase Bank N.A.	(2,565)
USD	440,419	RON	1,891,757	01/17/20	JPMorgan Chase Bank N.A.	(3,068)
USD	422,313	RON	1,806,401	01/17/20	State Street Bank London	(1,164)
USD	2,171,990	RUB	138,651,600	01/16/20	Bank of America, N.A.	(58,417)
USD	2,377,143	RUB	150,452,080	01/16/20	Barclays Bank Plc	(43,092)
USD	562,118	RUB	35,340,000	01/17/20	Barclays Bank Plc	(6,308)
USD	2,579,854	RUB	165,928,497	01/17/20	BNP Paribas S.A.	(89,021)
USD	711,584	RUB	46,139,130	01/16/20	Citibank N.A.	(30,629)
USD	2,252,261	RUB	146,210,000	01/17/20	Citibank N.A.	(99,453)
USD	1,174,266	RUB	75,355,540	01/16/20	HSBC Bank Plc	(37,935)
USD	3,149,660	RUB	204,245,800	01/10/20	JPMorgan Chase Bank N.A.	(138,326)
USD	5,068,740	RUB	326,391,000	01/13/20	JPMorgan Chase Bank N.A.	(183,640)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,626,531	RUB	167,806,890	01/16/20	JPMorgan Chase Bank N.A.	$(72,881)
USD	2,486,124	RUB	163,848,000	01/17/20	JPMorgan Chase Bank N.A.	(149,288)
USD	969,600	RUB	62,534,352	02/20/20	JPMorgan Chase Bank N.A.	(32,150)
USD	1,350,273	RUB	84,552,752	04/17/20	JPMorgan Chase Bank N.A.	4,961
USD	5,604,880	RUB	360,882,512	01/17/20	State Street Bank London	(199,731)
USD	3,073,752	SEK	29,489,737	02/21/20	Deutsche Bank AG	(83,985)
USD	3,075,371	SEK	29,489,737	02/21/20	State Street Bank London	(82,366)
USD	6,947,607	THB	209,904,582	03/06/20	Barclays Bank Plc	(70,661)
USD	6,949,908	THB	209,904,582	03/06/20	Citibank N.A.	(68,361)
USD	159,442	THB	4,826,164	03/06/20	Goldman Sachs International	(1,923)
USD	463,245	THB	14,003,750	01/16/20	HSBC Bank Plc	(4,420)
USD	109,675	THB	3,320,884	03/06/20	HSBC Bank USA, N.A.	(1,360)
USD	1,494,263	THB	45,194,780	01/16/20	JPMorgan Chase Bank N.A.	(15,047)
USD	2,929,213	THB	88,575,000	01/17/20	JPMorgan Chase Bank N.A.	(28,879)
USD	1,420,478	THB	42,941,060	01/16/20	Morgan Stanley & Co.	(13,567)
USD	684,658	THB	20,741,700	01/16/20	UBS AG	(8,025)
USD	720,033	TRY	4,207,370	01/16/20	Bank of America, N.A.	15,585
USD	430,161	TRY	2,500,000	01/16/20	HSBC Bank Plc	11,580
USD	346,064	TRY	2,040,000	01/16/20	Royal Bank of Scotland Plc	4,503
USD	323,224	TRY	1,890,000	01/16/20	UBS AG	6,778
USD	424,904	TWD	12,861,000	01/16/20	Citibank N.A.	(4,407)
USD	5,766,645	TWD	175,133,000	01/16/20	Goldman Sachs International	(79,448)
USD	8,397,750	TWD	253,897,000	01/16/20	HSBC Bank USA, N.A.	(77,554)
USD	5,869,965	TWD	177,324,000	04/09/20	HSBC Bank USA, N.A.	(73,082)
USD	3,697,237	ZAR	57,228,975	01/10/20	Bank of America, N.A.	(391,701)
USD	1,481,567	ZAR	22,299,331	01/10/20	Bank of America, N.A.	(111,692)
USD	2,175,402	ZAR	32,416,680	01/16/20	Bank of America, N.A.	(138,865)
USD	1,210,411	ZAR	18,913,768	01/10/20	Barclays Bank Plc	(140,953)
USD	3,359,743	ZAR	47,557,380	03/13/20	Barclays Bank Plc	(10,022)
USD	4,289,381	ZAR	63,859,402	01/10/20	BNP Paribas S.A.	(273,292)
USD	2,856,865	ZAR	42,192,130	01/16/20	Citibank N.A.	(155,283)
USD	1,214,010	ZAR	18,915,000	01/10/20	HSBC Bank USA, N.A.	(137,443)
USD	1,236,428	ZAR	18,662,000	01/10/20	JPMorgan Chase Bank N.A.	(96,947)
USD	1,064,541	ZAR	15,881,640	01/16/20	JPMorgan Chase Bank N.A.	(69,269)
USD	6,788,795	ZAR	101,706,000	03/16/20	JPMorgan Chase Bank N.A.	(414,955)
USD	1,726,731	ZAR	25,265,970	01/16/20	Morgan Stanley & Co.	(77,038)
USD	1,467,942	ZAR	21,694,720	01/16/20	Royal Bank of Scotland Plc	(80,871)
USD	1,219,968	ZAR	18,915,000	01/10/20	State Street Bank London	(131,484)
USD	774,352	ZAR	11,178,300	01/16/20	State Street Bank London	(23,681)
USD	917,725	ZAR	13,670,000	01/16/20	UBS AG	(58,194)

						$(3,851,357)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10 Year Australian Bond Futures	Mar 2020	$1,004,924	$(16,757)
30	Euro-Bund	Mar 2020	5,741,248	(52,227)
6	U.S. Long Bond	Mar 2020	935,438	(24,295)
86	U.S. Treasury Note 10-Year	Mar 2020	11,044,281	(112,344)
282	U.S. Treasury Note 2-Year	Mar 2020	60,771,000	(75,664)
61	U.S. Treasury Note 5-Year	Mar 2020	7,235,172	(17,067)
54	U.S. Ultra 10-Year Note	Mar 2020	7,597,969	(60,165)
43	U.S. Ultra Bond	Mar 2020	7,811,219	(255,786)

				$(614,305)

Sales
55	10 Year Australian Bond Futures	Mar 2020	$5,527,084	$114,697
89	10 Year Canadian Bond Futures	Mar 2020	9,435,682	187,514
16	30 Day Federal Funds	Jan 2020	6,563,692	(17,198)
46	Euro-BTP	Mar 2020	7,355,919	25,480
25	Euro-Bund	Mar 2020	4,784,373	46,483
91	Euro-OAT	Mar 2020	16,626,541	140,387
3	Long Gilt	Mar 2020	522,137	5,744
536	U.S. Treasury Note 10-Year	Mar 2020	68,834,125	769,739
477	U.S. Treasury Note 5-Year	Mar 2020	56,576,672	286,279
39	U.S. Ultra Bond	Mar 2020	7,084,594	216,125

				$1,775,250

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2019
CALL — USD/AUD Option	UBS Securities LLC	USD	(2,300,000)	$(12,788)	$(683)
Strike @ AUD 0.66
Expires 02/14/2020
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,720,000)	(7,465)	(2)
Strike @ CAD 1.36
Expires 01/02/2020
CALL — USD/CAD Option	UBS Securities LLC	USD	(2,120,000)	(8,304)	(319)
Strike @ CAD 1.34
Expires 02/03/2020
CALL — USD/EUR Option	UBS Securities LLC	USD	(2,580,000)	(9,972)	(751)
Strike @ EUR 1.09
Expires 02/10/2020
CALL — USD/EUR Option	UBS Securities LLC	USD	(2,070,000)	(7,762)	(677)
Strike @ EUR 1.09
Expires 02/14/2020
CALL — USD/RUB Option	UBS Securities LLC	USD	(1,920,000)	(12,720)	(1,899)
Strike @ RUB 66.65
Expires 02/19/2020
PUT — USD/CAD Option	UBS Securities LLC	USD	(2,040,000)	(7,528)	(3,221)

Strike @ CAD 1.28
Expires 01/27/2020
Total Written Currency Options				$(66,539)	$(7,552)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2019
PUT — S&P 500 E-mini Futures Option	UBS Securities LLC	13	$(2,100,150)	$(8,260)	$(682)
Strike @ $2,800.00
Expires 01/17/2020
PUT — S&P 500 E-mini Futures Option	UBS Securities LLC	12	(1,938,600)	(5,825)	(4,200)
Strike @ $2,850.00
Expires 02/21/2020
PUT — S&P 500 E-mini	UBS Securities LLC	10	(1,615,500)	(7,229)	(5,750)

Futures Option
Strike @ $2,800.00
Expires 03/20/2020
Total Written Futures Options				$(21,314)	$(10,632)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Written Swaptions

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2019
CALL — CDX.NA.HY Index Option	Bank of America N.A.	USD	(5,800,000)	$(14,355)	$(33,272)
Strike @ 109.00
Expires 02/19/2020
PUT — CDX.NA.HY Index Option	JPMorgan Chase Bank N.A.	USD	(5,300,000)	(58,035)	(25,599)
Strike @ 107.50
Expires 02/19/2020
PUT — CDX.NA.HY Index	Bank of America N.A.	USD	(5,300,000)	(64,130)	(25,599)

Option
Strike @ 107.50
Expires 02/19/2020
Total Written Swaptions				$(136,520)	$(84,470)

Total Written Options				$(224,373)	$(102,654)

OTC — Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month US CPI	2.32%	09/14/23	HSBC Sec. New York	$—	$11,300,000	$(297,703)	$(297,703)
12-Month US CPI	1.95%	03/28/24	Merrill Lynch Capital Services, Inc.	—	2,150,000	(4,437)	(4,437)
12-Month US CPI	1.91%	05/23/24	Bank of America N.A.	—	2,225,000	(2,388)	(2,388)
12-Month US CPI	1.90%	05/24/24	Bank of America N.A.	—	3,869,565	(3,738)	(3,738)
12-Month US CPI	1.90%	01/15/24	HSBC Sec. New York	—	1,635,000	(6,587)	(6,587)
12-Month US CPI	1.89%	05/24/24	Morgan Stanley & Co.	—	2,805,435	(1,209)	(1,209)
12-Month US CPI	1.68%	10/25/24	Bank of America N.A.	—	3,500,000	33,704	33,704
12-Month US CPI	1.52%	10/07/24	Bank of America N.A.	—	5,100,000	85,344	85,344
6.87%	BRL-CDI	01/04/27	JPMorgan Chase Bank N.A.	—	7,210,000	40,764	40,764
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	—	1,800,000	11,156	11,156
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	1,105	2,100,000	13,016	11,911
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	1,320	2,156,000	13,363	12,043
7.04%	BRL-CDI	01/04/27	JPMorgan Chase Bank N.A.	—	1,400,000	8,994	8,994

				$2,425		$(109,721)	$(112,146)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	6.67%	11/11/21	$32	MXN	45,541,022	$1,024	$992
7.20%	1-Month TIIE	07/17/24	—	MXN	182,404,200	235,646	235,646
3-Month CDOR	3.01%	10/31/48	—	CAD	150,000	(18,594)	(18,594)
3-Month CDOR	2.94%	09/25/48	—	CAD	40,000	(4,513)	(4,513)
3-Month CDOR	2.81%	09/12/48	—	CAD	1,260,000	(113,617)	(113,617)
3-Month CDOR	2.53%	04/16/49	1	CAD	50,000	(2,253)	(2,254)
3-Month CDOR	2.44%	04/05/49	1	CAD	80,000	(2,312)	(2,313)
3-Month CDOR	2.43%	03/20/49	1	CAD	150,000	(4,106)	(4,107)
3-Month CDOR	2.08%	10/30/49	—	CAD	150,000	4,748	4,748
3-Month CDOR	2.01%	10/23/49	—	CAD	160,000	7,148	7,148
3-Month CDOR	1.81%	10/03/49	(1)	CAD	300,000	23,625	23,626
1.61%	3-Month CDOR	10/03/24	22	CAD	3,000,000	(46,609)	(46,631)
1.71%	3-Month CDOR	06/21/24	—	CAD	1,246,715	(15,292)	(15,292)
1.83%	3-Month CDOR	05/28/24	(233)	CAD	6,256,591	(52,113)	(51,880)
1.84%	3-Month CDOR	05/28/24	—	CAD	1,684,819	(12,610)	(12,610)
3-Month USD LIBOR	2.88%	05/15/44	10,190	USD	1,786,000	(271,784)	(281,974)
3-Month USD LIBOR	1.85%	11/15/44	4,987	USD	2,531,000	128,520	123,533
3-Month USD LIBOR	1.55%	06/30/26	49,518	USD	13,110,000	191,636	142,118
1.65%	6-Month BUBOR	07/05/29	5	HUF	78,465,810	3,744	3,739
6-Month EURIBOR	0.86%	12/11/28	—	EUR	8,900,000	(668,196)	(668,196)
6-Month EURIBOR	0.14%	11/13/29	—	EUR	1,700,000	9,099	9,099
6-Month EURIBOR	0.00%	09/18/29	—	EUR	11,800,000	278,499	278,499
6-Month PRIBOR	1.99%	04/09/24	—	CZK	7,000,000	1,837	1,837
6-Month PRIBOR	1.87%	03/27/24	—	CZK	6,700,820	3,226	3,226
6-Month PRIBOR	1.87%	03/28/24	—	CZK	20,102,459	9,688	9,688
6-Month PRIBOR	1.87%	11/25/24	—	CZK	15,000,000	6,776	6,776
6-Month PRIBOR	1.86%	03/29/24	—	CZK	72,656,060	36,710	36,710
6-Month PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	2,115	2,115
6-Month PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	2,133	2,133
6-Month PRIBOR	1.82%	04/02/24	—	CZK	8,176,646	4,708	4,708
6-Month PRIBOR	1.80%	04/01/24	—	CZK	3,832,803	2,344	2,344
6-Month PRIBOR	1.72%	10/25/24	—	CZK	28,600,000	21,954	21,954
6-Month USD LIBOR	1.51%	05/07/49	20	GBP	950,000	(128,720)	(128,740)
6-Month USD LIBOR	1.45%	03/08/69	—	GBP	320,000	(69,565)	(69,565)
6-Month USD LIBOR	1.43%	04/05/69	—	GBP	25,000	(5,232)	(5,232)
6-Month USD LIBOR	1.07%	11/21/49	1	GBP	90,000	1,274	1,273
6-Month USD LIBOR	1.01%	10/23/49	2	GBP	100,000	3,601	3,599
6-Month USD LIBOR	0.99%	10/23/69	—	GBP	70,000	2,110	2,110
6-Month USD LIBOR	0.73%	10/03/49	—	GBP	80,000	10,602	10,602
6-Month USD LIBOR	0.70%	10/03/69	—	GBP	80,000	14,655	14,655
0.00%	6-Month USD LIBOR	12/16/24	—	JPY	700,000,000	(12,594)	(12,594)
0.00%	6-Month USD LIBOR	12/17/24	—	JPY	700,000,000	(10,310)	(10,310)
6-Month WIBOR	2.98%	09/17/28	—	PLN	34,190,000	(827,790)	(827,790)
6-Month WIBOR	2.93%	11/05/28	—	PLN	1,135,000	(26,488)	(26,488)
6-Month WIBOR	2.47%	01/14/29	—	PLN	3,300,000	(44,927)	(44,927)
6-Month WIBOR	2.33%	03/25/29	—	PLN	6,980,000	(74,158)	(74,158)
6-Month WIBOR	1.97%	11/14/29	—	PLN	7,000,000	(17,465)	(17,465)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month WIBOR	1.86%	11/07/29	$—	PLN	2,550,961	$340	$340
6-Month WIBOR	1.82%	11/05/29	—	PLN	2,589,808	2,818	2,818
6-Month WIBOR	1.80%	11/05/29	—	PLN	2,589,808	3,899	3,899
6-Month WIBOR	1.80%	11/05/29	—	PLN	2,589,808	4,054	4,054
6-Month WIBOR	1.80%	11/05/29	—	PLN	2,589,808	4,053	4,053
6-Month WIBOR	1.80%	11/06/29	—	PLN	2,589,807	4,054	4,054

							$(1,467,154)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
1,216,216	USD	12/20/24	BNP Paribas S.A.	(1.00%)	Bank of China Ltd., 3.00%, 02/14/22	$(5,123)	$(33,096)	$(38,219)
1,483,784	USD	12/20/24	Citibank N.A.	(1.00%)	Bank of China Ltd., 3.00%, 02/14/22	(6,270)	(40,357)	(46,627)
2,600,000	USD	12/20/24	Morgan Stanley & Co.	(5.00%)	CDX.NA.HY.BB.33**	(5,439)	(469,040)	(474,479)
2,600,000	USD	12/20/24	Morgan Stanley & Co.	(5.00%)	CDX.NA.HY.BB.33**	(4,399)	(470,080)	(474,479)
2,150,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10***	(87,618)	92,916	5,298
1,627,217	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10***	(87,784)	91,793	4,009
2,200,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10***	(74,420)	79,841	5,421
2,400,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10***	(75,193)	81,107	5,914
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Daimler AG, 1.40%, 01/12/24	(633)	(19,195)	(19,828)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	845	(14,202)	(13,357)
4,060,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(20,611)	(704,056)	(724,667)
170,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(356)	(29,987)	(30,343)
600,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(9,609)	(97,485)	(107,094)
63,170	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	802	(12,823)	(12,021)
191,071	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	2,689	(39,050)	(36,361)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

OTC — Credit Default Swaps — continued

Buy Protection — continued

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
140,379	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	$1,420	$(28,135)	$(26,715)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	801	(14,158)	(13,357)
187,500	EUR	12/20/24	BNP Paribas S.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(1,749)	(36,095)	(37,844)
187,500	EUR	12/20/24	Bank of America N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(1,673)	(36,171)	(37,844)
225,000	EUR	12/20/24	Bank of America N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	(2,019)	(43,394)	(45,413)
1,000,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(61,324)	78,228	16,904
162,037	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(8,651)	11,390	2,739
324,074	USD	12/20/23	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(16,590)	22,068	5,478
213,889	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(9,565)	13,181	3,616
120,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(5,074)	7,971	2,897
50,000	USD	12/20/24	Morgan Stanley & Co.	(5.00%)	Lenar Corp., 4.75%, 04/01/21	374	(10,295)	(9,921)
55,000	USD	12/20/24	Morgan Stanley & Co.	(5.00%)	Lenar Corp., 4.75%, 04/01/21	418	(11,331)	(10,913)
85,000	USD	12/20/24	Goldman Sachs International	(5.00%)	Lenar Corp., 4.75%, 04/01/21	570	(17,436)	(16,866)
85,000	USD	12/20/24	Goldman Sachs International	(5.00%)	Lenar Corp., 4.75%, 04/01/21	320	(17,186)	(16,866)
125,000	USD	12/20/24	Morgan Stanley & Co.	(5.00%)	Lenar Corp., 4.75%, 04/01/21	652	(25,455)	(24,803)
135,000	USD	12/20/24	Goldman Sachs International	(5.00%)	Lenar Corp., 4.75%, 04/01/21	522	(27,309)	(26,787)
230,000	USD	06/20/24	Barclays Bank Plc	(5.00%)	Springleaf Finance Corp., 7.75%, 10/01/21	(2,781)	(35,267)	(38,048)
110,000	USD	12/20/24	Barclays Bank Plc	(5.00%)	Springleaf Finance Corp., 7.75%, 10/01/21	(1,098)	(18,311)	(19,409)
395,000	USD	12/20/24	Barclays Bank Plc	(1.00%)	Toll Brothers Finance Corp., 4.38%, 04/15/23	378	(4,326)	(3,948)
130,000	USD	12/20/24	Barclays Bank Plc	(1.00%)	Toll Brothers Finance Corp., 4.38%, 04/15/23	183	(1,482)	(1,299)
130,000	USD	12/20/24	Barclays Bank Plc	(1.00%)	Toll Brothers Finance Corp., 4.38%, 04/15/23	179	(1,478)	(1,299)

					Total Buy Protection	$(477,826)	$(1,778,705)	$(2,256,531)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

OTC — Credit Default Swaps — continued

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
2,300,000	EUR	12/20/24	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody's rating: Baa3; S&P rating: BBB-)	$5,283	$433,119	$438,402
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Volkswagen AG, 0.50%, 03/30/21 (Moody's rating: A3; S&P rating: BBB+)	1,126	9,254	10,380

					Total Sell Protection	$6,409	$442,373	$448,782

				Total OTC Credit Default Swaps		$(471,417)	$(1,336,332)	$(1,807,749)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,286,800	USD	12/20/24	(5.00)%	CDX.NA.HY.33****	$(121,482)	$(195,242)	$(316,724)
19,600,000	USD	12/20/24	(1.00)%	CDX.NA.IG.33*****	(111,511)	(396,763)	(508,274)
7,300,000	USD	12/20/24	(5.00)%	CDX.NA.IG.33*****	(174,945)	(528,500)	(703,445)
30,200,000	EUR	12/20/24	(1.00)%	iTRAXX Europe S31 Index	(146,137)	(795,372)	(941,509)

					$(554,075)	$(1,915,877)	$(2,469,952)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.NA.HY.BB — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB.

***	The CMBX Index tracks the performance of a basket of twenty five commercial mortgage backed securities. The BBB- tranche represents underlying security tranches with an initial rating of BBB-.

****	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

*****	CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

U.S. Treasury securities in the amount of $138,000 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	43.7
Corporate Debt	27.8
U.S. Government and Agency Obligations	8.5
Bank Loans	6.2
Mortgage Backed Securities — Private Issuers	3.0
Asset Backed Securities	2.7
Common Stocks	0.2
Convertible Debt	0.2
Mortgage Backed Securities — U.S. Government Agency Obligations	0.2
Futures Contracts	0.1
Convertible Preferred Stocks	0.1
Purchased Futures Options	0.0	*
Preferred Stocks	0.0	*
Purchased Currency Options	0.0	*
Purchased Index Options	0.0	*
Purchased Swaptions	0.0	*
Warrant	0.0	*
Written Currency Options	0.0	*
Written Futures Options	0.0	*
Written Swaptions	0.0	*
OTC Interest Rate Swaps	0.0	*
Centrally Cleared Interest Rate Swaps	(0.1)
OTC Credit Default Swaps	(0.2)
Centrally Cleared Credit Default Swaps	(0.3)
Forward Foreign Currency Contracts	(10.1)
Short-Term Investments	5.2
Other Assets and Liabilities (net)	12.8

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.